                                                 File Nos. 33-86642
                                                           811-8874

                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES
                             ACT OF 1933                    [ X ]


                       Pre-Effective Amendment No.          [   ]

                     Post-Effective Amendment No. 2         [ X ]

                               and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT
                         COMPANY ACT OF 1940                [ X ]


                        Amendment No.  3

                 (Check appropriate box or boxes)

                      VARIABLE ANNUITY ACCOUNT FOUR
                      (Exact Name of Registrant)

                 Anchor National Life Insurance Company
                         (Name of Depositor)

                         1 SunAmerica Center
                   Los Angeles, California 90067-6022
          (Address of Depositor's Principal Offices) (Zip Code)

             Depositor's Telephone Number, including Area Code
                            (310) 772-6000

                        Susan L. Harris, Esq.
                 Anchor National Life Insurance Company
                         1 SunAmerica Center
                   Los Angeles, California 90067-6022
                 (Name and Address of Agent for Service)

Title and Amount
of Securities                                          Amount of
Being Registered                                       Registration Fee
----------------                                       ----------------

Flexible Payment      Pursuant to Rule 24f-2, the           $
Deferred Annuity      Registrant has filed an election
Contracts             to register an indefinite
                      number of securities
                      under the Securities Act of 1933

It is proposed that this filing will become effective:

       -- immediately upon filing pursuant to paragraph (b) of Rule 485

       X  on January 28, 1997 pursuant to paragraph (b) of Rule 485
       --
       -- 60 days after filing pursuant to paragraph (a) of Rule 485

       -- on [date] pursuant to paragraph (a) of Rule 485


The registrant has elected pursuant to Rule 24f-2 under the Investment Company Act of 1940 to register an indefinite amount of securities. The Registrant filed its Rule 24f-2 Notice for the fiscal year ended September 30, 1996 on or about November 30, 1996.

                    VARIABLE ANNUITY ACCOUNT FOUR

Item Number in Form N-4                      Caption
-----------------------                      -------
1.  Cover Page. . . . . . . . . . . . . . .  Cover Page

2.  Definitions . . . . . . . . . . . . . .  Glossary

3.  Synopsis. . . . . . . . . . . . . . . .  Profile; Fee Tables;
                                             Examples

4.  Condensed Financial Information . . . .  Appendix A - Condensed
                                             Financial Information

5.  General Description of Registrant,
    Depositor and Portfolio Companies . . .  Investment Options; Other
                                             Information

6.  Deductions and Expenses . . . . . . . .  Expenses

7.  General Description of
    Variable Annuity Contracts. . . . . . .  The Anchor Advisor
                                             Variable Annuity; Annuity
                                             Options

8.  Annuity Period. . . . . . . . . . . . .  Annuity Options

9.  Death Benefit . . . . . . . . . . . . .  Death Benefit

10. Purchases and Contract Value. . . . . .  Purchasing An Anchor
                                             Advisor Variable Annuity
                                             Contract

11. Redemptions . . . . . . . . . . . . . .  Withdrawals

12. Taxes . . . . . . . . . . . . . . . . .  Taxes

13. Legal Proceedings . . . . . . . . . . .  Other Information

14. Table of Contents of Statement
    of Additional Information . . . . . . .  Additional Information
                                             About the Separate Account


            PART B - STATEMENT OF ADDITIONAL INFORMATION
            --------------------------------------------


    Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                              Caption
-----------------------                              ---------
15.    Cover Page ...........................Cover Page

16.    Table of Contents ....................Table of Contents

17.    General Information and History.......The Anchor Advisor
                                             Variable Annuity(P);
                                             Investment Options(P);
                                             Other Information(P)

18.    Services .............................Other Information(P)

19.    Purchase of Securities Being Offered .Purchasing An Anchor
                                             Advisor Variable Annuity
                                             Contract(P)

20.    Underwriters .........................Distribution of Contracts

21.    Calculation of Performance Data ......Performance Data

22.    Annuity Payments .....................Annuity Options(P);
                                             Annuity Unit Values;
                                             Annuity Payments

23.    Financial Statement ..................Financial Statements

                               PART C

       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

[LOGO]
 P    R    O    F    I    L    E

 January 28, 1997

[LOGO]


         This profile is a summary of some of the more important points that you should know and consider before purchasing the Anchor Advisor Variable Annuity. The sections in this profile correspond to sections in the accompanying prospectus which discuss the topics in more detail. The annuity is more fully described in the prospectus. Please read the prospectus carefully.

    1. THE ANCHOR ADVISOR
       VARIABLE ANNUITY CONTRACT


    The Anchor Advisor Variable Annuity Contract is a contract between you and Anchor National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.



    Anchor Advisor offers a diverse selection of money managers and investment options. You may divide your money among any or all of our 19 variable investment portfolios and the one-year fixed investment option. Your contract may also provide for a one-year DCA account option specifically for dollar cost averaging, subject to certain restrictions. Your investment is not guaranteed. The value of your contract can fluctuate up or down, based on the performance of the underlying investments you select, and you may experience a loss.


    The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. More detailed information on the various investment options is found at right.


    Like most annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment options. You may withdraw money from your contract during the Accumulation Phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2. During the Income Phase, you will receive monthly payments from your annuity. Your monthly payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on the annuity option you select. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.


    2. ANNUITY OPTIONS

    You can select from one of five annuity options:


        (1) payments for your lifetime;


        (2) payments for your lifetime and your survivor's lifetime;


        (3) payments for your lifetime and your survivor's lifetime, but for not less than 120 months;


        (4) payments for your lifetime, but for not less than 120 or 240 months; and


        (5) payments for a specified period of 5 to 30 years.



    You will also need to decide if you want your payments to fluctuate with investment performance or remain constant, and the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a nonqualified retirement plan (one that is established with after tax dollars), payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.


    3. PURCHASING AN ANCHOR ADVISOR
       VARIABLE ANNUITY CONTRACT

    You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $20,000 and subsequent amounts of $500 or more may be added to your contract at any time during the Accumulation Phase.

 4. INVESTMENT OPTIONS
    You may allocate money to the following variable investment portfolios of Anchor Series Trust and/or SunAmerica Series Trust:

    ANCHOR SERIES TRUST

        MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

           - Capital Appreciation Portfolio
           - Growth Portfolio
           - Natural Resources Portfolio
           - Government and Quality Bond Portfolio

    SUNAMERICA SERIES TRUST
        MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
           - Global Equities Portfolio
           - Alliance Growth Portfolio
           - Growth-Income Portfolio
        MANAGED BY DAVIS SELECTED ADVISERS, L.P.
           - Venture Value Portfolio
        MANAGED BY FEDERATED INVESTORS
           - Federated Value Portfolio
           - Utility Portfolio
           - Corporate Bond Portfolio
        MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
        GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
           - Asset Allocation Portfolio
           - Global Bond Portfolio
        MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
           - International Diversified Equities Portfolio
           - Worldwide High Income Portfolio
        MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
           - Aggressive Growth Portfolio
           - SunAmerica Balanced Portfolio
           - High-Yield Bond Portfolio
           - Cash Management Portfolio


    You may also allocate money to the one-year fixed investment option and the one-year DCA account option, if provided for by your contract. The interest rate may differ from time to time but will never be less than 3%. Once established, the rate will not change during the one-year period.


5.  EXPENSES

    We deduct insurance charges which amount to 1.52% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include: Mortality and Expense Risk, 1.25%; Enhanced Death Benefit, .12%; and Distribution Expense, .15%.


    As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios which are estimated to range from .62% to 1.59%. In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.


    There are no charges under the contract for withdrawals. A $25 transfer fee ($10 in Pennsylvania and Texas) will apply after your first 15 free transfers.

    The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges and the investment charges for each variable portfolio. The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a portfolio which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

---------------------------------------------------------------------------------------------------------------------------
                                                                                             EXAMPLES:
                                   TOTAL ANNUAL         TOTAL ANNUAL                       TOTAL EXPENSES    TOTAL EXPENSES
                                    INSURANCE            INVESTMENT        TOTAL ANNUAL      AT END OF         AT END OF
   ANCHOR SERIES TRUST PORTFOLIO     CHARGES              CHARGES            CHARGES           1 YEAR           10 YEARS
---------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                 1.52%                 .75%              2.27%            $ 23              $261
  Growth                               1.52%                 .81%              2.33%            $ 24              $267
  Natural Resources                    1.52%                 .94%              2.46%            $ 25              $280
  Government and Quality Bond          1.52%                 .71%              2.23%            $ 23              $256
---------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST PORTFOLIO
  Aggressive Growth                    1.52%                1.05%              2.57%            $ 26              $290
  International Diversified
    Equities                           1.52%                1.59%              3.11%            $ 31              $342
  Global Equities                      1.52%                1.03%              2.55%            $ 26              $289
  Alliance Growth                      1.52%                 .71%              2.23%            $ 23              $256
  Venture Value                        1.52%                 .85%              2.37%            $ 24              $271
  Federated Value                      1.52%                1.05%              2.57%            $ 26              $290
  Growth-Income                        1.52%                 .72%              2.24%            $ 23              $257
  Utility                              1.52%                1.05%              2.57%            $ 26              $290
  Asset Allocation                     1.52%                 .74%              2.26%            $ 23              $260
  SunAmerica Balanced                  1.52%                1.00%              2.52%            $ 26              $286
  Worldwide High Income                1.52%                1.18%              2.70%            $ 27              $303
  High-Yield Bond                      1.52%                 .77%              2.29%            $ 23              $263
  Corporate Bond                       1.52%                 .97%              2.49%            $ 25              $283
  Global Bond                          1.52%                 .89%              2.41%            $ 24              $275
  Cash Management                      1.52%                 .62%              2.14%            $ 22              $247
---------------------------------------------------------------------------------------------------------------------------



     For more detailed information, see the Fee Tables and Examples in the prospectus.


6.  TAXES

    Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a Nonqualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a Qualified contract (one that is established with before after tax dollars like an IRA), all amounts are taxable when they are withdrawn.


    When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.



7.  WITHDRAWALS

    Withdrawals may be made from your contract in the amount of $1,000 or more. You may request a withdrawal in writing or by establishing systematic withdrawals. Under systematic withdrawals, the minimum withdrawal amount is $250. There are no withdrawal charges.



8.  PERFORMANCE

    The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose. The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges and the investment charges of the portfolio. Past performance is not a guarantee of future results.



----------------------------------------------------------------
                                                    INCEPTION TO
       ANCHOR SERIES TRUST PORTFOLIO                    DATE
----------------------------------------------------------------
Capital Appreciation                                    5.33%
Growth                                                 11.74%
Natural Resources                                       5.76%
Government and Quality Bond                             3.04%
----------------------------------------------------------------
SUNAMERICA SERIES TRUST PORTFOLIO
Aggressive Growth                                      12.67%
International Diversified Equities                      6.25%
Global Equities                                         6.40%
Alliance Growth                                        16.46%
Venture Value                                          14.01%
Federated Value                                        11.51%
Growth-Income                                          15.67%
Utility                                                 7.44%
Asset Allocation                                        9.49%
SunAmerica Balanced                                     8.09%
Worldwide High Income                                   9.74%
High-Yield Bond                                         5.60%
Corporate Bond                                          3.94%
Global Bond                                             5.18%
Cash Management                                         1.07%
----------------------------------------------------------------



The Anchor Advisor Variable Annuity was first offered on August 19, 1996. Inception date for each portfolio varies.

      9.  DEATH BENEFITS

      If you should die during the Accumulation Phase, your beneficiary will receive a death benefit. Unless your contract states otherwise, you must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.



      OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:



    The death benefit is the greater of:



    (1) the value of your contract,



    (2) the money you put in less any withdrawals, all compounded at 4% annually (3% if age 70 or older at time of issue), or



    (3) the value of your contract on the seventh contract anniversary less any withdrawals plus any additional money you put in since the seventh anniversary, all compounded at 4% annually (3% if age 70 or older at time of issue).



      OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION:



      The death benefit is the greater of:



      (1) the value of your contract,



      (2) the money you put in less any


          withdrawals, or



      (3) the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on the contract anniversary less any withdrawals plus any additional money you put in since that anniversary.



      If you are age 90 or older at the time of death, the death benefit under option 2 is the value of your contract.


      10.  OTHER INFORMATION

      Free Look: You may cancel your contract within ten days (or longer if required by state law) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested. If state law requires us to return your original investment, we may put your money in the Cash Management Portfolio during the free look period.



      Asset Allocation Rebalancing: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable investment portfolios and the one-year fixed investment option by readjusting your money on a calendar quarter, semiannual or annual basis.


      Systematic Withdrawal Program: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the Accumulation Phase. Systematic withdrawals may also be electronically wired to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.


      Dollar Cost Averaging: If selected by you, this program allows you to invest gradually in the equity and bond portfolios from any of the variable investment portfolios or the one-year fixed investment option. Your contract may also provide for a one-year DCA account option for dollar cost averaging.


      Automatic Payment Plan: You can add to your contract directly from your bank account with as little as $100 per month.

      Confirmations and Quarterly Statements: You will receive a confirmation of each transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.

      11.  INQUIRIES

      If you have questions about your contract or need to make changes, call your financial representative or contact us at:

          Anchor National Life Insurance Company
          Annuity Service Center
          P.O. Box 54299
          Los Angeles, California 90054-0299
          Telephone Number: (800) 445-SUN2

      If money accompanies your correspondence, you should direct it to:

          Anchor National Life Insurance Company
          P.O. Box 100330
          Pasadena, California 91189-0001

                                     [LOGO]

                                   PROSPECTUS

                                JANUARY 28, 1997



Please read this prospectus           FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
carefully before investing and        issued by
keep it for future reference.         ANCHOR NATIONAL LIFE INSURANCE COMPANY
  It contains important               in connection with
information about the Anchor          VARIABLE ANNUITY ACCOUNT FOUR
Advisor Variable Annuity.             The annuity has 20 investment choices - a one-year fixed
                                      investment option and 19 variable investment portfolios listed
To learn more about the annuity       below. Your contract may also provide for a one-year DCA
offered by this prospectus, you       account option. The 19 variable investment portfolios are part
can obtain a copy of the              of Anchor Series Trust or SunAmerica Series Trust.
Statement of Additional
Information ("SAI") dated             ANCHOR SERIES TRUST:
January 28, 1997. The SAI has         MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
been filed with the Securities        - Capital Appreciation Portfolio
and Exchange Commission ("SEC")       - Growth Portfolio
and is incorporated by                - Natural Resources Portfolio
reference into this prospectus.       - Government and Quality Bond Portfolio
The Table of Contents of the
SAI appears on page 15 of this        SUNAMERICA SERIES TRUST:
prospectus. For a free copy of        MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
the SAI, call us at (800)             - Global Equities Portfolio
445-SUN2 or write to us at our        - Alliance Growth Portfolio
Annuity Service Center, P.O.          - Growth-Income Portfolio
Box 54299, Los Angeles,               MANAGED BY DAVIS SELECTED ADVISERS, L.P.
California 90054-0299.                - Venture Value Portfolio
                                      MANAGED BY FEDERATED INVESTORS
ANNUITIES INVOLVE RISKS,              - Federated Value Portfolio
INCLUDING POSSIBLE LOSS OF            - Utility Portfolio
PRINCIPAL, AND ARE NOT A              - Corporate Bond Portfolio
DEPOSIT OR OBLIGATION OF, OR          MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
GUARANTEED OR ENDORSED BY, ANY        GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
BANK. THEY ARE NOT FEDERALLY          - Asset Allocation Portfolio
INSURED BY THE FEDERAL DEPOSIT        - Global Bond Portfolio
INSURANCE CORPORATION, THE            MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
FEDERAL RESERVE BOARD OR ANY          - International Diversified Equities Portfolio
OTHER AGENCY.                         - Worldwide High Income Portfolio
                                      MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                      - Aggressive Growth Portfolio
                                      - SunAmerica Balanced Portfolio
                                      - High-Yield Bond Portfolio
                                      - Cash Management Portfolio


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE
        ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                          TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 GLOSSARY.............................................     2
 FEE TABLES...........................................     3
       Owner Transaction Expenses.....................     3
       Annual Separate Account Expenses...............     3
       Portfolio Expenses.............................     3
 EXAMPLES.............................................     4
 1.    THE ANCHOR ADVISOR VARIABLE ANNUITY............     5
 2.    ANNUITY OPTIONS................................     5
       Allocation of Annuity Payments.................     6
       Annuity Payments...............................     6
       Transfers During the Income Phase..............     6
       Deferment of Payments..........................     6
 3.    PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
       CONTRACT.......................................     7
       Allocation of Purchase Payments................     7
       Accumulation Units.............................     7
       Free Look......................................     7
 4.    INVESTMENT OPTIONS.............................     8
       Anchor Series Trust............................     8
       SunAmerica Series Trust........................     8
       Fixed Investment Option........................     8
       Transfers During the Accumulation Phase........     9
       Dollar Cost Averaging Program..................     9
       Asset Allocation Rebalancing Program...........    10
       Voting Rights..................................    10
       Substitution...................................    10
 5.    EXPENSES.......................................    10
       Insurance Charges..............................    10
       Mortality and Expense Risk Charge..............    10
       Distribution Expense Charge....................    10
       Investment Charges.............................    11
       Transfer Fee...................................    11
       Premium Taxes..................................    11
       Income Taxes...................................    11
       Reduction or Elimination of Certain Charges....    11
 6.    TAXES..........................................    11
       Annuity Contracts in General...................    11
       Tax Treatment of Distributions - Nonqualified
       Contracts......................................    11
       Tax Treatment of Distributions - Qualified
       Contracts......................................    12
       Diversification................................    12
 7.    WITHDRAWALS....................................    12
       Systematic Withdrawal Program..................    13
       Minimum Contract Value.........................    13
 8.    PERFORMANCE....................................    13
 9.    DEATH BENEFIT..................................    13
 10.   OTHER INFORMATION..............................    14
       Anchor National................................    14
       The Separate Account...........................    14
       The General Account............................    15
       Distribution...................................    15
       Administration.................................    15
       Legal Proceedings..............................    15
       Ownership......................................    15
       Custodian......................................    15
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    15
 APPENDIX A - CONDENSED FINANCIAL INFORMATION.........   A-1
 APPENDIX B - PREMIUM TAXES...........................   B-1


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity payments.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

INCOME PHASE - The period during which we make annuity payments to you.

NONQUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement annuity ("IRA").

PORTFOLIO(S) - The variable investment options available under the contract. Each Portfolio has its own investment objective and is invested in the underlying investments of Anchor Series Trust or SunAmerica Series Trust.


PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement annuity ("IRA").

TRUSTS - Refers to Anchor Series Trust and SunAmerica Series Trust, collectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES


Withdrawal Charge............. None
Contract Maintenance Charge... None
Transfer Fee.................. No charge for first 15
                              transfers each year;
                              thereafter, fee is $25
                              ($10 in Pennsylvania
                              and Texas)


ANNUAL SEPARATE ACCOUNT EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE)

Mortality Risk Charge
  Standard.................................   0.90%
  Enhanced.................................   0.12%
Expense Risk Charge........................   0.35%
Distribution Expense Charge................   0.15%
                                              -----
    TOTAL SEPARATE ACCOUNT EXPENSES           1.52%
                                              =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               NOVEMBER 30, 1996)



                                                  MANAGEMENT      OTHER       TOTAL ANNUAL
                     PORTFOLIO                       FEE         EXPENSES       EXPENSES
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    Capital Appreciation                              .67%          .08%           .75%*
    --------------------------------------------------------------------------------------
    Growth                                            .73%          .08%           .81%*
    --------------------------------------------------------------------------------------
    Natural Resources                                 .75%          .19%           .94%*
    --------------------------------------------------------------------------------------
    Government and Quality Bond                       .62%          .09%           .71%*
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------


                            SUNAMERICA SERIES TRUST

    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               NOVEMBER 30, 1996)



                                                  MANAGEMENT      OTHER       TOTAL ANNUAL
                     PORTFOLIO                       FEE         EXPENSES       EXPENSES
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    Aggressive Growth                                 .75%          .30%          1.05%*
    --------------------------------------------------------------------------------------
    International Diversified Equities               1.00%          .59%          1.59%
    --------------------------------------------------------------------------------------
    Global Equities                                   .80%          .23%          1.03%
    --------------------------------------------------------------------------------------
    Alliance Growth                                   .64%          .07%           .71%
    --------------------------------------------------------------------------------------
    Venture Value                                     .77%          .08%           .85%
    --------------------------------------------------------------------------------------
    Federated Value                                   .75%          .30%          1.05%*
    --------------------------------------------------------------------------------------
    Growth-Income                                     .64%          .08%           .72%
    --------------------------------------------------------------------------------------
    Utility                                           .75%          .30%          1.05%*
    --------------------------------------------------------------------------------------
    Asset Allocation                                  .65%          .09%           .74%
    --------------------------------------------------------------------------------------
    SunAmerica Balanced                               .70%          .30%          1.00%*
    --------------------------------------------------------------------------------------
    Worldwide High Income                            1.00%          .18%          1.18%
    --------------------------------------------------------------------------------------
    High-Yield Bond                                   .68%          .09%           .77%
    --------------------------------------------------------------------------------------
    Corporate Bond                                    .70%          .27%           .97%
    --------------------------------------------------------------------------------------
    Global Bond                                       .73%          .16%           .89%
    --------------------------------------------------------------------------------------
    Cash Management                                   .54%          .08%           .62%
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------



    * Annualized



     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in each Portfolio, assuming (1) a 5% annual return on assets and (2) surrender of the contract at the end of the stated time period. As noted in the Fee Tables, we do not impose any withdrawal charges. Your expenses are identical whether you continue the contract or surrender your contract at the end of the applicable period as a lump sum or under one of the annuity options.


                                                                  TIME PERIODS
                        PORTFOLIO                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
          ------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------
          Capital Appreciation                      $ 23        $71        $ 122        $261
          ------------------------------------------------------------------------------------
          Growth                                    $ 24        $73        $ 125        $267
          ------------------------------------------------------------------------------------
          Natural Resources                         $ 25        $77        $ 131        $280
          ------------------------------------------------------------------------------------
          Government and Quality Bond               $ 23        $70        $ 119        $256
          ------------------------------------------------------------------------------------
          Aggressive Growth                         $ 26        $80        $ 137        $290
          ------------------------------------------------------------------------------------
          International Diversified Equities        $ 31        $96        $ 163        $342
          ------------------------------------------------------------------------------------
          Global Equities                           $ 26        $79        $ 136        $289
          ------------------------------------------------------------------------------------
          Alliance Growth                           $ 23        $70        $ 119        $256
          ------------------------------------------------------------------------------------
          Venture Value                             $ 24        $74        $ 127        $271
          ------------------------------------------------------------------------------------
          Federated Value                           $ 26        $80        $ 137        $290
          ------------------------------------------------------------------------------------
          Growth-Income                             $ 23        $70        $ 120        $257
          ------------------------------------------------------------------------------------
          Utility                                   $ 26        $80        $ 137        $290
          ------------------------------------------------------------------------------------
          Asset Allocation                          $ 23        $71        $ 121        $260
          ------------------------------------------------------------------------------------
          SunAmerica Balanced                       $ 26        $78        $ 134        $286
          ------------------------------------------------------------------------------------
          Worldwide High Income                     $ 27        $84        $ 143        $303
          ------------------------------------------------------------------------------------
          High-Yield Bond                           $ 23        $72        $ 123        $263
          ------------------------------------------------------------------------------------
          Corporate Bond                            $ 25        $78        $ 133        $283
          ------------------------------------------------------------------------------------
          Global Bond                               $ 24        $75        $ 129        $275
          ------------------------------------------------------------------------------------
          Cash Management                           $ 22        $67        $ 115        $247
          ------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.


2. For certain Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Portfolio's average net assets: Aggressive Growth (1.05%); Federated Value (1.05%); SunAmerica Balanced (1.00); and Utility (1.05%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, effective June 3, 1996, the adviser may recoup any waivers or reimbursements within the following two years, provided that the Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     1. THE ANCHOR ADVISOR VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An annuity is a contract between you, as the owner, and an insurance company. The contract provides tax deferral for your earnings, as well as a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the Accumulation Phase. Once you begin receiving annuity payments, your contract switches to the Income Phase. If you die during the Accumulation Phase, the insurance company guarantees a death benefit to your Beneficiary.

The Anchor Advisor Variable Annuity Contract is issued by Anchor National Life Insurance Company ("Anchor National"), a stock life insurance company organized under the laws of the state of Arizona. Its principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022. Anchor National conducts life insurance and annuity business in the District of Columbia and in all states except New York. Anchor National is an indirect wholly owned subsidiary of SunAmerica Inc., a Maryland corporation.

During the Accumulation Phase, the value of your annuity benefits from tax deferral. This means your earnings accumulate on a tax-deferred basis until you take money out of your contract. The Income Phase occurs if you decide to receive annuity payments. You select the date on which annuity payments are to begin.

The contract is called a variable annuity because you can choose among 19 variable investment Portfolios. Depending upon market conditions, you can make or lose money in any of these Portfolios. If you allocate money to the Portfolios, the amount of money you are able to accumulate in the variable portion of your contract during the Accumulation Phase depends upon the investment performance of the Portfolio(s) you select. The amount of the annuity payments you receive during the Income Phase from the variable portion of your contract also depends upon the investment performance of the Portfolios you select for the Income Phase.


The contract also contains a one-year fixed investment option and if provided for by your contract, a one-year DCA account option. Your money will earn interest at the rate set by Anchor National. The interest rate is guaranteed by Anchor National for the time you agree to leave your money in the fixed investment option or the DCA account. If you allocate money to the fixed investment option, the amount of money you are able to accumulate in the fixed portion of your contract during the Accumulation Phase depends upon the total interest credited to your fixed investment option. The amount of annuity payments you receive during the Income Phase from the fixed portion of your contract will remain level for the entire Income Phase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               2. ANNUITY OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you switch to the Income Phase, you will receive regular income payments under the contract. You can choose to have your annuity payments sent to you by check or electronically wired to your bank.


You select the date on which annuity payments are to begin, which must be the first day of a month and must be at least two years after the date your contract is issued. We call this the Annuity Date. You may change your Annuity Date at least seven days prior to the date that your payments are to begin. However, annuity payments must begin by the later of your 90th birthday or ten years after the date your contract is issued. If no Annuity Date is selected, annuity payments will begin on the later of your 90th birthday or ten years after the date your contract is issued. Certain states may require you to receive annuity payments prior to such date. If the Annuity Date is past your 85th birthday, it is possible that the contract would not be treated as an annuity and you may incur adverse tax consequences.



The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date if an individual is designated as the owner of the contract. You may also designate a second person on whose life annuity payments are based. If the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.



If you do not choose an annuity option, annuity payments will be made in accordance with option 4 (below) for 120 months. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. We may pay the annuity in one lump sum if your contract is less than $5,000, where permitted by state law. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of your payment to be on a quarterly, semiannual or annual basis so that your annuity payments are at least $50. Annuity payments will be made to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.


The contract offers 5 annuity options. Other annuity options may be available in the future.

    OPTION 1 - LIFE INCOME

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

    OPTION 2 - JOINT AND SURVIVOR ANNUITY

Under this option, we will make monthly annuity payments as long as the Annuitant and a designated second person are alive. Upon the death of either person, we will continue to make annuity payments so long as the survivor is alive. You choose the amount of the annuity payments to the survivor, which can be equal to 100%, 66.66% or 50% of the full amount. Annuity payments stop upon the death of the survivor.

    OPTION 3 - JOINT AND SURVIVOR LIFE
    ANNUITY - 120 MONTHLY PAYMENTS GUARANTEED

This option is similar to option 2 above, with the additional guarantee that payments will be made for at least 120 months. If the Annuitant and designated second person die before all payments have been made, the rest will be made to the Beneficiary.

    OPTION 4 - LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED

This option is similar to option 1 above, with the additional guarantee that payments will be made for at least 120 or 240 months, as selected by you. Under this option, if the Annuitant dies before all payments have been made, the rest will be made to the Beneficiary.

    OPTION 5 - INCOME FOR A SPECIFIED PERIOD


Under this option, we will make monthly annuity payments for any period of time from 5 to 30 years, as selected by you. However, the period must be for full 12 month periods. This option does not contain an element of mortality risk. Therefore, you will not get the benefit of the mortality component of the mortality and expense risk change if this option is selected.


ALLOCATION OF ANNUITY PAYMENTS

On the Annuity Date, if your money is invested in the fixed investment option, your annuity payments will be fixed in amount. If your money is invested in the variable Portfolios, your annuity payments will vary depending on the investment performance of the Portfolios. If you have money in the fixed and variable investment options, your annuity payments will be based on the investment allocations. Unless your contract states otherwise, you may not convert between fixed and variable payments once annuity payments begin.

ANNUITY PAYMENTS

If you choose to have any portion of your annuity payments come from the variable Portfolios, the dollar amount of your payment will depend upon three things: (1) the value of your contract in the Portfolios on the Annuity Date,
(2) the 3.5% assumed investment rate used in the annuity table for the contract and (3) the performance of the Portfolios you selected. If the actual performance exceeds the 3.5% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3.5%, your annuity payments will decrease. The SAI contains detailed information and sample calculations.

TRANSFERS DURING THE INCOME PHASE

Transfers are subject to the same limitations as transfers during the Accumulation Phase. However, you can only make one transfer each month without charge. You may not transfer money from the fixed investment option to the Portfolios or from the Portfolios to the fixed investment option during the Income Phase, unless your contract states otherwise. You may transfer money among the variable Portfolios.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by state law. Interest will be credited to you during the deferral period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        3. PURCHASING AN ANCHOR ADVISOR
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


A Purchase Payment is the money you give to us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $20,000. The maximum we accept is $1,000,000 without prior approval. Payments in amounts of $500 or more may be added to your contract at any time during the Accumulation Phase. You can make scheduled subsequent Purchase Payments of $100 or more per month by enrolling in the Automatic Payment Plan.



We may refuse any Purchase Payment. In general, we will not issue a Nonqualified contract to anyone who is age 90 or older or a Qualified contract to anyone who is age 70 1/2 or older unless you can show that the minimum distributions required by the IRS are being made. You should also consider the appropriateness of this annuity for Qualified contracts given the minimum initial investment amount.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you will allocate your Purchase Payment to the variable investment Portfolios and/or the fixed investment option. If you make additional Purchase Payments, we will allocate them in the same way unless you tell us otherwise.

Once we receive your Purchase Payment and a complete application at our principal place of business, we will issue your contract and allocate your first Purchase Payment within two business days. If you do not give us all the necessary information, we will contact you to obtain it. If we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all the necessary information.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit, which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit value for each Portfolio after the NYSE closes each day. We do this by:

     (1) determining the total value of money invested in the particular Portfolio;

     (2) subtracting from that amount any insurance charges and any other charges such as taxes; and

     (3) dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day. When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You want the money to go to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.252 Accumulation Units for the Global Bond Portfolio.

FREE LOOK


If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. You will receive back whatever your contract is worth on the day we receive your request. Its value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.



In certain states or if you purchase your contract as an IRA, we may be required to return your Purchase Payment. If that is the case, we reserve the right to put your money in the Cash Management Portfolio during the free look period. At the end of the period, we will reallocate your money as you selected.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The contract offers 19 variable investment Portfolios which invest in shares of Anchor Series Trust or SunAmerica Series Trust. These Portfolios are listed below. Additional Portfolios may be available in the future. SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of SunAmerica Inc., is the investment adviser for both Trusts.


The Trusts serve as underlying investments for other variable contracts sold by Anchor National, its affiliate, First SunAmerica Life Insurance Company, and other unaffiliated insurance companies. Neither Anchor National nor the Trusts believes offering shares of the Trusts in this manner will be disadvantageous to you.


ANCHOR SERIES TRUST


Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Portfolios in addition to those listed below which are not available for investment under the contract. The 4 available Portfolios are:



   MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio
       - Growth Portfolio
       - Natural Resources Portfolio
       - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust also has Portfolios in addition to those listed below which are not available for investment under the contract. The 15 available Portfolios and the subadvisers are:

   MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
       - Global Equities Portfolio
       - Alliance Growth Portfolio
       - Growth-Income Portfolio
   MANAGED BY DAVIS SELECTED ADVISERS, L.P.
       - Venture Value Portfolio
   MANAGED BY FEDERATED INVESTORS
       - Federated Value Portfolio
       - Utility Portfolio
       - Corporate Bond Portfolio
   MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/ GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
       - Asset Allocation Portfolio
       - Global Bond Portfolio
   MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
       - International Diversified Equities Portfolio
       - Worldwide High Income Portfolio
   MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
       - Aggressive Growth Portfolio
       - SunAmerica Balanced Portfolio
       - High-Yield Bond Portfolio
       - Cash Management Portfolio

YOU SHOULD READ THE PROSPECTUSES FOR ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST CAREFULLY BEFORE INVESTING. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS AND ARE ATTACHED TO THIS PROSPECTUS.

FIXED INVESTMENT OPTION


The contract also offers a one-year fixed investment option and if provided for by your contract, a one-year DCA account option. Anchor National will guarantee the interest rate on money you allocate to the fixed investment option. We will also guarantee the interest rate on money you allocate to the DCA account, which is available only if you are participating in the Dollar Cost Averaging Program. (See "Dollar Cost Averaging Program" for more complete information and limitations on the availability of the one-year DCA account).



Interest rates may differ from time to time due to changes in market conditions but will not be less than 3%. The interest rates offered for new Purchase Payments may differ from the interest rates offered for money already in the contract. Once an interest rate is established for your contract, it will not change during the one-year period. The interest rates are set at Anchor National's sole discretion.



After the one-year period, you can reallocate your money to the one-year fixed investment option or put your money into one or more of the variable Portfolios. Unless you specify otherwise before the end of the one-year period, we will keep your money in the fixed investment option. You will receive the interest rate then in effect, which may be more or less than the rate you initially received.



The one-year fixed investment option and the one-year DCA account are not registered under the Securities Act of 1933 and are not subject to other provisions of the Investment Company Act of 1940.

TRANSFERS DURING THE ACCUMULATION PHASE


You can transfer money among the Portfolios and the one-year fixed investment option by written request or by telephone. You can make fifteen transfers every year without charge. We measure a year from the anniversary of the day we issued your contract. If you make more than fifteen transfers in a year, there is a $25 transfer fee for each transfer thereafter ($10 in Pennsylvania and Texas).


The minimum amount you can transfer is $100. You cannot make a partial transfer if the value of the Portfolio from which the transfer is being made would be less than $100 after the transfer. Your request for transfer must clearly state which investment options are involved and the amount. We will accept transfers by telephone unless you specify otherwise on your contract application. We have in place procedures to provide reasonable assurance that instructions given to us by telephone are genuine. Thus, we disclaim all liability for any claim, loss or expense from any error. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to modify, suspend or terminate the transfer provisions at any time. We also reserve the right to waive the $100 minimum amount for Dollar Cost Averaging and Asset Allocation Rebalancing.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set percentage or amount from one Portfolio or the one-year fixed investment option to any other Portfolio(s). You can also select to transfer the entire value in a Portfolio or the one-year fixed investment option in a stated number of transfers. Transfers may be on a monthly or quarterly basis. You can change the amount or frequency at any time by notifying us in writing. The minimum amount that can be transferred is $100.



If available under your contract, you may also set up dollar cost averaging when you make your initial Purchase Payment or a subsequent Purchase Payment using the one-year DCA account. You cannot transfer money from the Portfolios or the one-year fixed investment option into the one-year DCA account. When the one-year DCA account is used, all your money in that account will be transferred to the variable Portfolio(s) in either 12 or 4 transfers by the end of the one-year period, depending on the frequency you selected. Once selected, you cannot change the amount or frequency. The minimum amount that can be transferred from the one-year DCA account is also $100.



The interest rate offered for the one-year DCA account may be different from the interest rate offered to contract owners using the one-year fixed investment option for this program. If you terminate this program and are dollar cost averaging from the one-year DCA account, any money remaining in the one-year DCA account will be automatically transferred to the one-year fixed investment option and earn the interest rate then in effect for that investment options.


By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, there is no assurance that you will make a greater profit. You are still subject to loss in a declining market. Dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels. You should consider your financial ability to continue to invest through periods of low prices.


Transfers under the program are included as part of your 15 free transfers each year. However, any transfer to the one-year fixed investment option upon termination of this program will not be counted against your 15 free transfers. We reserve the right to modify, suspend or terminate this program at any time.


     EXAMPLE:

     Assume that you want to move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

     -----------------------------------------
                  ACCUMULATION      UNITS
       QUARTER        UNIT        PURCHASED
     -----------------------------------------
          1          $ 7.50          100
          2          $ 5.00          150
          3          $10.00           75
          4          $ 7.50          100
          5          $ 5.00          150
          6          $ 7.50          100
     -----------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over the six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high.

ASSET ALLOCATION REBALANCING PROGRAM


Once your money has been allocated among the investment options, the earnings from each investment option may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Asset Allocation Rebalancing Program. Rebalancing may be on a calendar quarter, semiannual or annual basis. Rebalancing will occur on the last business day of the month for the period you selected.


Transfers under the program are not counted against your 15 free transfers each year. We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

If any of the Portfolios you selected are no longer available, we may be required to substitute shares of another Portfolio. We will seek prior approval of the SEC and give you notice before doing this.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  5. EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are charges and other expenses associated with the contract that will reduce your investment return. These charges and expenses are described below. There are no withdrawal charges and no contract maintenance charges under the contract.

INSURANCE CHARGES

Each day, we make a deduction for our insurance charges. This is done as part of our calculation of the value of the Accumulation Units during the Accumulation Phase and the Annuity Units during the Income Phase. The insurance charges consist of the mortality and expense risk charge and the distribution expense charge.

     MORTALITY AND EXPENSE RISK CHARGE


This charge is equal, on an annual basis, to 1.37% of the daily value of the contract invested in a Portfolio. This charge is for our obligation to make annuity payments, to provide the death benefits and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.


If the charges under the contract are not sufficient, we will bear the loss. We will not increase this charge. We may use any profits from this charge to pay for the costs of distributing the contract.

     DISTRIBUTION EXPENSE CHARGE

This charge is equal, on an annual basis, to .15% of the daily value of the contract invested in a Portfolio. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support, and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, we will bear the loss.

INVESTMENT CHARGES

If you have money allocated to the variable Portfolios, there are deductions from and expenses paid out of the assets of the various Portfolios. These investment charges are summarized in the Fee Tables. For more detailed information, you should refer to the prospectuses for Anchor Series Trust and SunAmerica Series Trust.

TRANSFER FEE

You can make 15 free transfers every year. We measure a year from the day we issue your contract. If you make more than 15 transfers a year, we will deduct a $25 transfer fee ($10 in Pennsylvania and Texas).

PREMIUM TAXES


We are responsible for the payment of premium taxes, if any, charged by some states and will make a deduction from your contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice not to charge you for these taxes until annuity payments begin or a full surrender is made. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.



Appendix B provides more information about the premium taxes assessed in each state.


INCOME TAXES

Although we do not currently deduct any income taxes borne under your contract, we reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CERTAIN CHARGES

We will reduce or eliminate the amount of certain insurance charges when the contract is sold to groups of individuals under circumstances which reduce its sales expenses. We will determine the eligibility of such groups by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect to receive from the group; (3) the nature of the purchase and the persistency we expect in that group; (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    6. TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF THE ANNUITY.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in your annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is Qualified or Nonqualified.


If you do not purchase your contract under a pension plan, specially sponsored program or an individual retirement account, your contract is referred to as a Nonqualified contract and receives different tax treatment than a Qualified contract. In general, your cost basis in a Nonqualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, specially sponsored program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Annuities, Tax-sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS - NONQUALIFIED CONTRACTS

If you make a withdrawal from a Nonqualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For annuity payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC further provides for a 10% tax penalty on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) by your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract or on any earnings and therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. The IRC further provides for a 10% tax penalty on any withdrawal or annuitization paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) by your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; and, except in the case of an IRA as to the following: (5) after you separate from service after attaining age 55; (6) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; and (7) to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of Purchase Payments from certain Tax-sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) in the case of hardship. In the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity in order to be treated as a variable annuity for tax purposes. We believe that the variable Portfolios are being managed so as to comply with these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among portfolios or the number and type of portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the variable investment Portfolios.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 7. WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Under your contract, money can be accessed in the following ways: (1) by making a withdrawal, either for a part of the value of your contract or for the entire value of your contract during the Accumulation Phase; (2) by receiving annuity payments during the Income Phase; and (3) when a death benefit is paid to your Beneficiary. There are no withdrawal charges under the contract.


If you make a complete withdrawal, you will receive the value of your contract, less any applicable fees and charges, as calculated on the day following receipt by us at our principal place of business of a complete request to make such a withdrawal. Your contract must be submitted as well.


Under most circumstances, partial withdrawals must be for a minimum of $1,000. We require that the value left in any Portfolio or the fixed investment option be at least $500 after the withdrawal. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Portfolio and the fixed investment option in which your contract is invested. You must send a written withdrawal request to us prior to any withdrawal being made.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings);

(2) trading on the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from the fixed investment option for the period permitted by law but not for more than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

This program allows you to receive either monthly, quarterly, semiannual or annual checks during the Accumulation Phase. You can also choose to have systematic withdrawals electronically wired to your bank account. The minimum amount of each withdrawal is $250. Withdrawals are taxable and a 10% federal tax penalty may apply if you are under age 59 1/2. There is no charge for participating in this program.

This program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals and (2) no Purchase Payments have been made during the past three years. We will provide you with sixty days written notice and distribute the contract's remaining value to you.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 8. PERFORMANCE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

From time to time we may advertise the Cash Management Portfolio's yield and effective yield. In addition, the other variable investment Portfolios may also advertise total return, gross yield and yield to maturity information. These figures are based on historical data and are not intended to indicate future performance.

For periods starting prior to the date the contracts were first offered, the performance will be derived from the performance of the corresponding portfolios of the trusts, modified to reflect Anchor Advisor's charges and expenses as if the contracts had been in existence during the period stated in the advertisement. Thus, these figures should not be construed to reflect actual historic performance.

At times Anchor National may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations.

The performance of each Portfolio may also be measured against unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE) and the Morgan Stanley Capital International World Index, and may be compared to that of other variable annuities with similar objectives and policies as reported by independent rating services such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Reporting Data Service.

More detailed information on the method used to calculate performance for the Portfolios is contained in the SAI.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                9. DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you should die during the Accumulation Phase of your contract, we will pay a death benefit to your Beneficiary. Unless your contract states otherwise, you must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.



These death benefit options may not be available under certain contracts. In that case, the death benefit under such contracts is option 1 only.



OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:



The death benefit is the greater of:



(1) the value of your contract at the time we receive adequate proof of death,



(2) total Purchase Payments less any withdrawals, all compounded at 4% annually until the date of death (3% if age 70 or older at time of issue), or



(3) the value of your contract on the seventh contract anniversary less any withdrawals plus any additional Purchase Payments since the seventh anniversary, all compounded at 4% annually until the date of death (3% if age 70 or older at time of issue).



OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION:



The death benefit is the greater of:



(1) the value of your contract at the time we receive adequate proof of death,



(2) total Purchase Payments less any withdrawals, or



(3) the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on the contract anniversary less any withdrawals plus any additional Purchase Payments since that anniversary.



If you are age 90 or older at the time of death, the death benefit under option 2 is the value of your contract at the time we receive adequate proof of death.



In general, you would not get the advantage of the second option if you are over age 80 at the time your contract is issued or age 90 or older at the time of death.


The death benefit is not paid after you switch to the Income Phase. During the Income Phase, your Beneficiary(ies) will receive any remaining annuity payments in accordance with the annuity option you choose.


You may select the Beneficiary(ies) to receive any amounts payable on death. You may change the Beneficiary at any time unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

The death benefit is immediately payable under the contract. However, in any event, the entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity. If the Beneficiary elects an annuity option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract at the then current value, in which case he or she will not receive the death benefit.

The death benefit will be paid out when we receive adequate proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or
(4) any other proof satisfactory to us. If the Beneficiary does not make a specific election within sixty days of our receipt of such proof of death, the death benefit will be paid in a lump sum.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             10. OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANCHOR NATIONAL


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalFarm Life Insurance Company, SunAmerica Asset Management Corp., Imperial Premium Finance, Inc., Resources Trust Company and three broker-dealers, offer a full line of financial services, including fixed and variable annuities, mutual funds, premium finance, broker-dealer and trust administration services. Anchor National is an indirect wholly owned subsidiary of SunAmerica Inc. Anchor National is licensed to do business in the District of Columbia and all states except New York.


THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Four, under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business Anchor National may conduct. Income, gains and losses (realized and unrealized) resulting from the assets in the separate account are credited to or charged against the separate account without regard to other income, gains or losses of Anchor National.

THE GENERAL ACCOUNT

If you put your money into the fixed investment option, it goes into Anchor National's general account. The general account is made up of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract owners as well as all creditors. The general account is invested in assets permitted by state insurance law.

DISTRIBUTION

The contract is sold through registered representatives of broker-dealers. Commissions are paid to registered representatives for the sale of contracts. Commissions are not expected to exceed 2% of your Purchase Payment. Under some circumstances, we may pay a persistency bonus in addition to standard commissions. Usually the standard commission is lower when we pay a persistency bonus, which is not anticipated to exceed 1% annually. SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 acts as the distributor of the contracts. SunAmerica Capital Services, Inc., an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for all the administrative servicing of your contract. Please contact Anchor National's Annuity Service Center at the telephone number and address provided in the profile section of this prospectus if you have any comment, question or service request.

We will send out transaction confirmations and quarterly statements. Please review these documents carefully and notify us of any inaccuracies immediately. We will investigate all questions and, to the extent we have made an error, we will retroactively adjust your contract provided you have notified us within thirty days of receiving the transaction confirmation or quarterly statement, as applicable. All other adjustments will be made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity Contract. A group contract is issued to a contractholder, for the benefits of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract refers to your certificate. In some states a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity Contract may be available instead, which is identical to the group contract described in this prospectus except that it is issued directly to the owner.

CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services based on a schedule of fees.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Separate Account.........................      3
General Account..........................      4
Performance Data.........................      4
Annuity Payments.........................      8
Annuity Unit Values......................      8
Taxes....................................     11
Distribution of Contracts................     15
Financial Statements.....................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              INCEPTION TO
                                     PORTFOLIOS                                 9/30/96
            ------------------------------------------------------------------------------
            ------------------------------------------------------------------------------
              Capital Appreciation (Inception Date - 8/27/96)
                     Beginning AUV                                               $16.67
                     End AUV                                                     $17.61
                     End #AUs                                                    11,922
            ------------------------------------------------------------------------------
              Growth (Inception Date - 9/6/96)
                     Beginning AUV                                               $14.31
                     End AUV                                                     $15.06
                     End #AUs                                                     5,060
            ------------------------------------------------------------------------------
              Natural Resources (Inception Date - 9/12/96)
                     Beginning AUV                                               $11.56
                     End AUV                                                     $11.57
                     End #AUs                                                     1,157
            ------------------------------------------------------------------------------
              Government and Quality Bond (Inception Date - 9/16/96)
                     Beginning AUV                                               $11.47
                     End AUV                                                     $11.50
                     End #AUs                                                     1,151
            ------------------------------------------------------------------------------
              Aggressive Growth (Inception Date - 8/29/96)
                     Beginning AUV                                               $ 9.26
                     End AUV                                                     $ 9.93
                     End #AUs                                                     4,313
            ------------------------------------------------------------------------------
              International Diversified Equities (Inception Date - 9/12/96)
                     Beginning AUV                                               $10.61
                     End AUV                                                     $11.10
                     End #AUs                                                     3,352
            ------------------------------------------------------------------------------
              Global Equities (Inception Date - 8/27/96)
                     Beginning AUV                                               $14.13
                     End AUV                                                     $14.38
                     End #AUs                                                     6,223
            ------------------------------------------------------------------------------
              Alliance Growth (Inception Date - 9/12/96)
                     Beginning AUV                                               $16.39
                     End AUV                                                     $17.14
                     End #AUs                                                     3,827
            ------------------------------------------------------------------------------
              Venture Value (Inception Date - 8/27/96)
                     Beginning AUV                                               $14.43
                     End AUV                                                     $14.85
                     End #AUs                                                    24,362
            ------------------------------------------------------------------------------
              Federated Value (Inception Date - 9/6/96)
                     Beginning AUV                                               $ 9.63
                     End AUV                                                     $10.07
                     End #AUs                                                     7,752
            ------------------------------------------------------------------------------
              Growth-Income (Inception Date - 9/6/96)
                     Beginning AUV                                               $14.27
                     End AUV                                                     $15.03
                     End #AUs                                                     3,515
            ------------------------------------------------------------------------------
              Utility (Inception Date - 9/16/96)
                     Beginning AUV                                               $10.08
                     End AUV                                                     $ 9.92
                     End #AUs                                                     1,310
            ------------------------------------------------------------------------------

                                                                              INCEPTION TO
                                     PORTFOLIOS                                 9/30/96
            ------------------------------------------------------------------------------
            ------------------------------------------------------------------------------
              Asset Allocation (Inception Date - 9/16/96)
                     Beginning AUV                                               $13.75
                     End AUV                                                     $13.84
                     End #AUs                                                     1,310
            ------------------------------------------------------------------------------
              SunAmerica Balanced (Inception Date - 9/16/96)
                     Beginning AUV                                               $10.12
                     End AUV                                                     $10.34
                     End #AUs                                                     3,534
            ------------------------------------------------------------------------------
              Worldwide High Income (Inception Date - 8/27/96)
                     Beginning AUV                                               $13.10
                     End AUV                                                     $13.60
                     End #AUs                                                     9,345
            ------------------------------------------------------------------------------
              High-Yield Bond (Inception Date - 9/23/96)
                     Beginning AUV                                               $12.46
                     End AUV                                                     $12.62
                     End #AUs                                                     1,440
            ------------------------------------------------------------------------------
              Corporate Bond (Inception Date - 9/23/96)
                     Beginning AUV                                               $11.13
                     End AUV                                                     $11.21
                     End #AUs                                                     3,525
            ------------------------------------------------------------------------------
              Global Bond (Inception Date - 9/4/96)
                     Beginning AUV                                               $11.61
                     End AUV                                                     $11.85
                     End #AUs                                                     2,148
            ------------------------------------------------------------------------------
              Cash Management (Inception Date - 9/5/96)
                     Beginning AUV                                               $10.95
                     End AUV                                                     $10.98
                     End #AUs                                                    12,143
            ------------------------------------------------------------------------------
            ------------------------------------------------------------------------------



                    AUV - Accumulation Unit Value


                    AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           APPENDIX B - PREMIUM TAXES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                          QUALIFIED   NON-QUALIFIED
                                 STATE                    CONTRACT      CONTRACT
                -------------------------------------------------------------------
                -------------------------------------------------------------------
                 California                                   .50%         2.35%
                -------------------------------------------------------------------
                 District of Columbia                        2.25%         2.25%
                -------------------------------------------------------------------
                 Kansas                                         0%            2%
                -------------------------------------------------------------------
                 Kentucky                                       2%            2%
                -------------------------------------------------------------------
                 Maine                                          0%            2%
                -------------------------------------------------------------------
                 Michigan                                  .00075%       .00075%
                -------------------------------------------------------------------
                 Nevada                                         0%          3.5%
                -------------------------------------------------------------------
                 South Dakota                                   0%         1.25%
                -------------------------------------------------------------------
                 West Virginia                                  1%            1%
                -------------------------------------------------------------------
                 Wyoming                                        0%            1%
                -------------------------------------------------------------------
                -------------------------------------------------------------------

--------------------------------------------------------------------------------

 Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

        Date:                              Signed:
        ----------------------------       -----------------------------

 Return to: Anchor National Life Insurance Company, Annuity Service Center,
 P.O. Box 54299, Los Angeles, California 90054-0299.
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                       Fixed and Variable Group Deferred
                          Annuity Contracts issued by


                         VARIABLE ANNUITY ACCOUNT FOUR


               Depositor:  ANCHOR NATIONAL LIFE INSURANCE COMPANY








This Statement of Additional Information is not a prospectus; it should be read with the prospectus relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:

Anchor National Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California  90054-0299





THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
              JANUARY 28, 1997

                               TABLE OF CONTENTS


                                                                        Page
Separate Account......................................................... 3

General Account.......................................................... 4

Performance Data......................................................... 4

Annuity Payments......................................................... 8

Annuity Unit Values...................................................... 8

Taxes....................................................................11

Distribution of Contracts................................................15

Financial Statements.....................................................16

                                SEPARATE ACCOUNT


     Variable Annuity Account Four was originally established by the Anchor National Life Insurance Company (the "Company") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.


     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable annuity payments).


                                GENERAL ACCOUNT


     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to the fixed investment options and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


     From time to time the separate account may advertise the Cash
Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" date for its other Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     For periods starting prior to the date the contracts were first offered to the public, the total return data for the Portfolios of the separate account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Portfolios are computed in the manner described below.

Cash Management Portfolio


     The annualized yield and the effective yield for the Cash Management Portfolio for the 7 day period ending September 30, 1996 were 3.67% and 3.74%, respectively.


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

          Base Period Return = (EV-SV)/(SV)

     where:

          SV = value of one Accumulation Unit at the start of a 7 day period

          EV = value of one Accumulation Unit at the end of the 7 day period

     The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).


     The current yield is then obtained by annualizing the Base Period
Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:
                                                        365/7
          Effective Yield = [(Base Period Return + 1)         - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


Other Portfolios

     The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

     The total returns of the various Portfolios since inception are shown below.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING SEPTEMBER 30, 1996



     Portfolio                       Inception Date   Since Inception
     ---------                       -------------   ---------------
Anchor Trust
------------
 Capital Appreciation                   8/27/96             5.66%
 Growth                                  9/6/96             5.24%
 Natural Resources                      9/12/96             0.04%
 Gov't & Quality Bond                   9/16/96             0.30%

SunAmerica Trust
----------------
 Aggressive Growth                      8/29/96             7.20%
 International Diversified Equities     9/12/96             4.58%
 Global Equities                        8/27/96             1.78%
 Alliance Growth                        9/12/96             4.57%
 Venture Value                          8/27/96             2.91%
 Federated Value                         9/6/96             4.62%
 Growth-Income                           9/6/96             5.33%
 Utility                                9/16/96            -1.63%
 Asset Allocation                       9/16/96             0.70%
 SunAmerica Balanced                    9/16/96             2.15%
 Worldwide High Income                  8/27/96             3.86%
 High-Yield Bond                        9/23/96             1.27%
 Corporate Bond                         9/23/96             0.73%
 Global Bond                             9/4/96             2.08%

_________________
Total return figures are based on historical data and are not intended to indicate future performance.



     Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


           n
     P(1+T)  = ERV

where:     P =   a hypothetical initial payment of $1,000
           T =   average annual total return
           n =   number of years

            ERV =ending redeemable value of a hypothetical $1,000
               payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                ANNUITY PAYMENTS


Initial Monthly Annuity Payments

     The initial annuity payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.


Subsequent Monthly Payments

     For fixed annuity payments, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

     For variable annuity payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity payment is due.


                              ANNUITY UNIT VALUES


     The value of an Annuity Unit is determined independently for each Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.


Net Investment Factor

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

     The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Portfolio; a NIF greater than 1.000 results in from increase in the value of the Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by separate account asset charges.



     Illustrative Example
     --------------------

     Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

               NIF = ($11.46/$11.44)

                     = 1.00174825


     Illustrative Example
     --------------------

     The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                      (1/12)
           1/[(1.035)       ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

          $10.103523 x 1.00174825 x 0.99713732 = $10.092213


Variable Annuity Payments


     Illustrative Example
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.


     P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 or 4v tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:


          First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Portfolio) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:


          Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

          Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

     Note that the amount of the first variable annuity payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


                                     TAXES


General

     Section 72 of the Internal Revenue Code of 1986, as amended (the
"Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under
Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification - Separate Account Investments

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Multiple Contracts

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Tax Treatment of Assignments

     An assignment of a Contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.


Qualified Plans

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.


     (a)  H.R. 10 Plans

          Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.


     (b)  Tax-Sheltered Annuities

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.



     (c)  Individual Retirement Annuities

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


     (d)  Corporate Pension and Profit-Sharing Plans

          Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


     (e)  Deferred Compensation Plans - Section 457

          Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary.


                           DISTRIBUTION OF CONTRACTS


     The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc.


     For the period from inception to September 30, 1996, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $12,448.33, of which $1,231.12 was retained by it.


     Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS


     The consolidated financial statements of the Company as of September
30, 1996 and 1995 and for each of the three years in the period ended September 30, 1996 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. The financial statements of Variable Annuity Account Four as of September 30, 1996 and for the period from inception (August 19, 1996) to September 30, 1996 are included in this Statement of Additional Information.

     Price Waterhouse LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholder of Anchor National Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at September 30, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2, the Company adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes," in fiscal 1994.


Price Waterhouse LLP
Los Angeles, California
November 8, 1996

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET


                                                           September 30,
                                                --------------------------------
                                                     1996              1995
                                                --------------    --------------
ASSETS

Investments:
  Cash and short-term investments               $  122,058,000    $  249,209,000
  Bonds, notes and redeemable
   preferred stocks:
    Available for sale, at fair value
      (amortized cost: 1996, $2,001,024,000;
      1995, $1,500,062,000)                      1,987,271,000     1,489,213,000
    Held for investment, at amortized cost
      (fair value:  1995, $165,004,000)                     --       157,901,000
  Mortgage loans                                    98,284,000        94,260,000
  Common stocks, at fair value (cost:
    1996, $2,911,000; 1995, $6,576,000)              3,970,000         4,097,000
  Real estate                                       39,724,000        55,798,000
  Other invested assets                             77,925,000        64,430,000
                                                --------------    --------------
  Total investments                              2,329,232,000     2,114,908,000

Variable annuity assets                          6,311,557,000     5,230,246,000
Receivable from brokers for sales
  of securities                                     52,348,000                --
Accrued investment income                           19,675,000        14,192,000
Deferred acquisition costs                         443,610,000       383,069,000
Other assets                                        48,113,000        41,282,000
                                                --------------    --------------
TOTAL ASSETS                                    $9,204,535,000    $7,783,697,000
                                                ==============    ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                                                           September 30,
                                               -----------------------------------
                                                    1996                1995
                                               ---------------     ---------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts         $ 1,789,962,000     $ 1,497,052,000
  Reserves for guaranteed investment
    contracts                                      415,544,000         277,095,000
  Payable to brokers for purchases of
    securities                                              --         155,861,000
  Income taxes currently payable                    21,486,000          15,720,000
  Other liabilities                                 74,710,000          56,372,000
                                               ---------------     ---------------
  Total reserves, payables
    and accrued liabilities                      2,301,702,000       2,002,100,000
                                               ---------------     ---------------
Variable annuity liabilities                     6,311,557,000       5,230,246,000
                                               ---------------     ---------------
Subordinated notes payable to Parent                35,832,000          35,832,000
                                               ---------------     ---------------
Deferred income taxes                               70,189,000          73,459,000
                                               ---------------     ---------------
Shareholder's equity:
  Common Stock                                       3,511,000           3,511,000
  Additional paid-in capital                       280,263,000         252,876,000
  Retained earnings                                207,002,000         191,346,000
  Net unrealized losses on debt and equity
    securities available for sale                   (5,521,000)         (5,673,000)
                                               ---------------     ---------------
  Total shareholder's equity                       485,255,000         442,060,000
                                               ---------------     ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY     $ 9,204,535,000     $ 7,783,697,000
                                               ===============     ===============


                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          CONSOLIDATED INCOME STATEMENT


                                                  Years ended September 30,
                                     -------------------------------------------------
                                          1996              1995              1994
                                     -------------     -------------     -------------
Investment income                    $ 164,631,000     $ 129,466,000     $ 127,758,000
                                     -------------     -------------     -------------
Interest expense on:
  Fixed annuity contracts              (82,690,000)      (72,975,000)      (66,311,000)
  Guaranteed investment contracts      (19,974,000)       (3,733,000)               --
  Senior indebtedness                   (2,568,000)         (227,000)          (71,000)
  Subordinated notes payable
    to Parent                           (2,556,000)       (2,448,000)       (2,380,000)
                                     -------------     -------------     -------------
  Total interest expense              (107,788,000)      (79,383,000)      (68,762,000)
                                     -------------     -------------     -------------
NET INVESTMENT INCOME                   56,843,000        50,083,000        58,996,000
                                     -------------     -------------     -------------
NET REALIZED INVESTMENT LOSSES         (13,355,000)       (4,363,000)      (33,713,000)
                                     -------------     -------------     -------------
Fee income:
  Variable annuity fees                103,970,000        84,171,000        79,101,000
  Asset management fees                 25,413,000        26,935,000        31,302,000
  Net retained commissions              31,548,000        24,108,000        20,822,000
                                     -------------     -------------     -------------
TOTAL FEE INCOME                       160,931,000       135,214,000       131,225,000
                                     -------------     -------------     -------------
Other income and expenses:
  Surrender charges                      5,184,000         5,889,000         5,034,000
  General and administrative
    expenses                           (80,048,000)      (61,629,000)      (52,636,000)
  Amortization of deferred
    acquisition costs                  (57,520,000)      (58,713,000)      (44,195,000)
  Annual commissions                    (4,613,000)       (2,658,000)       (1,158,000)
  Other, net                             1,886,000         1,174,000         3,767,000
                                     -------------     -------------     -------------
TOTAL OTHER INCOME AND EXPENSES       (135,111,000)     (115,937,000)      (89,188,000)
                                     -------------     -------------     -------------
PRETAX INCOME                           69,308,000        64,997,000        67,320,000
Income tax expense                     (24,252,000)      (25,739,000)      (22,705,000)
                                     -------------     -------------     -------------
INCOME BEFORE CUMULATIVE EFFECT
  OF CHANGE IN ACCOUNTING FOR
  INCOME TAXES                          45,056,000        39,258,000        44,615,000

Cumulative effect of change
  in accounting for income taxes                --                --       (20,463,000)
                                     -------------     -------------     -------------
NET INCOME                           $  45,056,000     $  39,258,000     $  24,152,000
                                     =============     =============     =============


                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                       Years ended September 30,
                                          -------------------------------------------------
                                               1996              1995              1994
                                          -------------     -------------     -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                $  45,056,000     $  39,258,000     $  24,152,000
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
     Interest credited to:
       Fixed annuity contracts               82,690,000        72,975,000        66,311,000
       Guaranteed investment contracts       19,974,000         3,733,000                --
     Net realized investment losses          13,355,000         4,363,000        33,713,000
     Accretion of net discounts
       on investments                        (8,976,000)       (6,865,000)       (2,050,000)
     Amortization of goodwill                 1,169,000         1,168,000         1,169,000
     Provision for deferred
       income taxes                          (3,351,000)       (1,489,000)       19,395,000
     Cumulative effect of change
       in accounting for income taxes                --                --        20,463,000
Change in:
  Accrued investment income                  (5,483,000)        3,373,000        (1,310,000)
  Deferred acquisition costs                (60,941,000)       (7,180,000)      (34,612,000)
  Other assets                               (8,000,000)        7,047,000         5,133,000
  Income taxes currently payable              5,766,000         3,389,000         6,559,000
  Other liabilities                           5,474,000         4,063,000            46,000
Other, net                                     (129,000)            7,000           360,000
                                          -------------     -------------     -------------
NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                 86,604,000       123,842,000       139,329,000
                                          -------------     -------------     -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
     Fixed annuity contracts                651,649,000       245,320,000       138,526,000
     Guaranteed investment contracts        134,967,000       275,000,000                --
  Net exchanges to (from) the fixed
     accounts of variable annuity
     contracts                             (236,705,000)       10,475,000       (29,286,000)
  Withdrawal payments on:
     Fixed annuity contracts               (173,489,000)     (237,977,000)     (269,412,000)
     Guaranteed investment contracts        (16,492,000)       (1,638,000)               --
  Claims and annuity payments on
     fixed annuity contracts                (31,107,000)      (31,237,000)      (31,146,000)
  Net receipts from (repayments of)
     other short-term financings           (119,712,000)        3,202,000      (166,685,000)
  Capital contribution received              27,387,000                --                --
  Dividend paid                             (29,400,000)               --                --
                                          -------------     -------------     -------------
NET CASH PROVIDED (USED) BY
  FINANCING ACTIVITIES                      207,098,000       263,145,000      (358,003,000)
                                          -------------     -------------     -------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                                                        Years ended September 30,
                                         ---------------------------------------------------
                                               1996                1995                1994
                                         ---------------     ---------------     ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable
       preferred stocks                  $(1,937,890,000)    $(1,556,586,000)    $(1,197,743,000)
    Mortgage loans                           (15,000,000)                 --         (10,666,000)
    Other investments, excluding
       short-term investments                (36,770,000)        (13,028,000)        (26,317,000)
  Sales of:
    Bonds, notes and redeemable
       preferred stocks                    1,241,928,000       1,026,078,000         877,068,000
    Real estate                                  900,000          36,813,000          33,443,000
    Other investments, excluding
       short-term investments                  4,937,000           5,130,000           2,353,000
  Redemptions and maturities of:
    Bonds, notes and redeemable
       preferred stocks                      288,969,000         178,688,000         173,763,000
    Mortgage loans                            11,324,000          14,403,000          10,087,000
    Other investments, excluding
          short-term investments              20,749,000          13,286,000          13,500,000
                                         ---------------     ---------------     ---------------
NET CASH USED BY INVESTING
  ACTIVITIES                                (420,853,000)       (295,216,000)       (124,512,000)
                                         ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN CASH
  AND SHORT-TERM INVESTMENTS                (127,151,000)         91,771,000        (343,186,000)

CASH AND SHORT-TERM INVESTMENTS
  AT BEGINNING OF PERIOD                     249,209,000         157,438,000         500,624,000
                                         ---------------     ---------------     ---------------
CASH AND SHORT-TERM INVESTMENTS
  AT END OF PERIOD                       $   122,058,000     $   249,209,000     $   157,438,000
                                         ===============     ===============     ===============
Supplemental cash flow information:

  Interest paid on indebtedness          $     5,982,000     $     3,235,000     $     1,175,000
                                         ===============     ===============     ===============
  Net income taxes paid (recovered)      $    22,031,000     $    23,656,000     $    (3,328,000)
                                         ===============     ===============     ===============


                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.    NATURE OF OPERATIONS

      Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica, Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and, on a consolidated basis, conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which include the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and is conducted by Royal Alliance Associates, Inc.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest; strength, weakness and volatility of equity market; and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain 1995 and 1994 amounts have been reclassified to conform with the 1996 presentation.

      The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      RECENTLY ISSUED ACCOUNTING STANDARDS: Effective October 1, 1993, the Company adopted the provisions of Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Accordingly, the cumulative effect of this change in accounting for income taxes was recorded on October 1, 1993 to increase the liability for Deferred Income Taxes by $20,463,000.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks held for investment (the "Held for Investment Portfolio") are carried at amortized cost. On December 1, 1995, the Company reassessed the appropriateness of classifying a portion of its portfolio of bonds, notes and redeemable preferred stocks as held for investment. This reassessment was made pursuant to the provisions of "Special Report: A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," issued by the Financial Accounting Standards Board in November 1995. As a result of its reassessment, the Company reclassified all of its Held for Investment Portfolio as available for sale. At December 1, 1995, the amortized cost of the Held for Investment Portfolio aggregated $157,830,000 and its fair value was $166,215,000. Upon reclassification, the resulting net unrealized gain of $8,385,000 was credited to Net Unrealized Losses on Debt and Equity Securities Available for Sale in the shareholder's equity section of the balance sheet.

      Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. Premiums and discounts on investments are amortized to investment income using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, over the estimated lives of the contracts in relation to the present value of estimated gross profits, which are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been increased by $4,200,000 at September 30, 1996, and by $4,600,000 at September 30, 1995 for this adjustment.

      VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

      GOODWILL: Goodwill, amounting to $19,478,000 at September 30, 1996, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet.

      CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

      FEE INCOME: Variable annuity fees and asset management fees are recorded in income as earned. Net retained commissions are recognized as income on a trade-date basis.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale and held for investment by major category follow:

                                                                    Estimated
                                                Amortized                fair
                                                     cost               value
                                           --------------      --------------
      AT SEPTEMBER 30, 1996:

      AVAILABLE FOR SALE:
       Securities of the United States
        Government                         $  311,458,000      $  304,538,000
       Mortgage-backed securities             747,653,000         741,876,000
       Securities of public utilities           3,684,000           3,672,000
       Corporate bonds and notes              590,071,000         591,148,000
       Redeemable preferred stocks              9,064,000           8,664,000
       Other debt securities                  339,094,000         337,373,000
                                           --------------      --------------
       Total available for sale            $2,001,024,000      $1,987,271,000
                                           ==============      ==============
      AT SEPTEMBER 30, 1995:

      AVAILABLE FOR SALE:
       Securities of the United States
        Government                         $   59,756,000      $   60,258,000
       Mortgage-backed securities           1,121,064,000       1,110,676,000
       Securities of public utilities             792,000             774,000
       Corporate bonds and notes              290,924,000         288,883,000
       Redeemable preferred stocks              3,945,000           4,937,000
       Other debt securities                   23,581,000          23,685,000
                                           --------------      --------------
       Total available for sale            $1,500,062,000      $1,489,213,000
                                           ==============      ==============
      HELD FOR INVESTMENT:
       Securities of the United States
        Government                         $   10,379,000      $   10,797,000
       Mortgage-backed securities               8,378,000           8,378,000
       Corporate bonds and notes              105,980,000         112,665,000
       Other debt securities                   33,164,000          33,164,000
                                           --------------      --------------
       Total held for investment           $  157,901,000      $  165,004,000
                                           ==============      ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1996, follow:

                                                                    Estimated
                                                Amortized                fair
                                                     cost               value
                                           --------------      --------------
      AVAILABLE FOR SALE:
       Due in one year or less             $   18,792,000      $   19,357,000
       Due after one year through
         five years                           505,564,000         499,163,000
       Due after five years through
         ten years                            378,249,000         378,250,000
       Due after ten years                    350,766,000         348,625,000
       Mortgage-backed securities             747,653,000         741,876,000
                                           --------------      --------------
       Total available for sale            $2,001,024,000      $1,987,271,000
                                           ==============      ==============

      Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale and held for investment by major category follow:

                                                   Gross               Gross
                                              unrealized          unrealized
                                                   gains              losses
                                           -------------       -------------
      AT SEPTEMBER 30, 1996:

      AVAILABLE FOR SALE:
        Securities of the United States
          Government                       $     284,000       $  (7,204,000)
        Mortgage-backed securities             7,734,000         (13,511,000)
        Securities of public utilities             1,000             (13,000)
        Corporate bonds and notes             11,709,000         (10,632,000)
        Redeemable preferred stocks               16,000            (416,000)
        Other debt securities                    431,000          (2,152,000)
                                           -------------       -------------
        Total available for sale           $  20,175,000       $ (33,928,000)
                                           =============       =============


      AT SEPTEMBER 30, 1995:

      AVAILABLE FOR SALE:
        Securities of the United States
          Government                       $     553,000       $     (51,000)
        Mortgage-backed securities            12,013,000         (22,401,000)
        Securities of public utilities               ---             (18,000)
        Corporate bonds and notes              5,344,000          (7,385,000)
        Redeemable preferred stocks              992,000                 ---
        Other debt securities                    104,000                 ---
                                           -------------       -------------
        Total available for sale           $  19,006,000       $ (29,855,000)
                                           =============       =============
      HELD FOR INVESTMENT:
        Securities of the United States
          Government                       $     432,000       $     (14,000)
        Corporate bonds and notes              6,685,000                 ---
                                           -------------       -------------
        Total held for investment          $   7,117,000       $     (14,000)
                                           =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      At September 30, 1996, gross unrealized gains on equity securities aggregated $1,368,000 and gross unrealized losses aggregated $309,000. At September 30, 1995, gross unrealized gains on equity securities aggregated $1,082,000 and gross unrealized losses aggregated $3,561,000.

      Gross realized investment gains and losses on sales of all types of investments are as follows:

                                                      Years ended September 30,
                                             ----------------------------------------
                                                     1996          1995          1994
                                             ------------  ------------  ------------
      BONDS, NOTES AND REDEEMABLE
       PREFERRED STOCKS:
        Available for sale:
          Realized gains                     $ 14,532,000  $ 15,983,000  $ 12,760,000
          Realized losses                     (10,432,000)  (21,842,000)  (31,066,000)

        Held for investment:
          Realized gains                              ---     2,413,000       890,000
          Realized losses                             ---      (586,000)   (1,913,000)

      EQUITIES:
        Realized gains                            511,000       994,000       467,000
        Realized losses                        (3,151,000)     (114,000)     (303,000)

      OTHER INVESTMENTS:
        Realized gains                          1,135,000     3,561,000           ---
        Realized losses                        (1,729,000)      (12,000)     (358,000)

      IMPAIRMENT WRITEDOWNS                   (14,221,000)   (4,760,000)  (14,190,000)
                                             ------------  ------------  ------------
      Total net realized
        investment losses                    $(13,355,000) $ (4,363,000) $(33,713,000)
                                             ============  ============  ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      The sources and related amounts of investment income are as follows:

                                                     Years ended September 30,
                                           ------------------------------------------
                                                     1996          1995          1994
                                           -------------- ------------- -------------
      Short-term investments                 $ 10,647,000  $  8,308,000  $  4,648,000
      Bonds, notes and
        redeemable preferred stocks           140,387,000   107,643,000    98,935,000
      Mortgage loans                            8,701,000     7,419,000    12,133,000
      Common stocks                                 8,000         3,000         1,000
      Real estate                                (196,000)      (51,000)    1,379,000
      Limited partnerships                      4,073,000     5,128,000     9,487,000
      Other invested assets                     1,011,000     1,016,000     1,175,000
                                           -------------- ------------- -------------
        Total investment income              $164,631,000  $129,466,000  $127,758,000
                                           ============== ============= =============

      Expenses incurred to manage the investment portfolio amounted to $1,737,000 for the year ended September 30, 1996, $1,983,000 for the year ended September 30, 1995, and $1,714,000 for the year ended September 30, 1994 and are included in General and Administrative Expenses in the income statement.

      At September 30, 1996, no investment exceeded 10% of the Company's consolidated shareholder's equity.

      At September 30, 1996, mortgage loans were collateralized by properties located in 11 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in Colorado, approximately 17% by properties located in New Jersey and approximately 14% by properties located in California. No more than 12% of the portfolio was secured by properties in any other single state.

      At September 30, 1996, bonds, notes and redeemable preferred stocks included $160,801,000 (fair value, $160,158,000) of bond and notes not rated investment grade by either Standard & Poor's Corporation, Moody's Investors Service, Duff and Phelps Credit Rating Co., Fitch Investor Service, Inc. or under National Association of Insurance Commissioners' guidelines. The Company had no material concentrations of non-investment-grade assets at September 30, 1996.

      At September 30, 1996, the amortized cost of investments in default as to the payment of principal or interest was $3,115,000, consisting of $1,580,000 of non- investment-grade bonds and $1,535,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $2,935,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      At September 30, 1996, $6,486,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      The Company has undertaken to dispose of certain real estate investments, having an aggregate carrying value of $28,410,000, during the next year, to affiliated or nonaffiliated parties, and the Parent has guaranteed that the Company will receive its current carrying value for these assets.

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets, equity investments and real estate investments) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      VARIABLE ANNUITY ASSETS: Variable annuity assets are carried at the market value of the underlying securities.

      RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF SECURITIES:
      Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      VARIABLE ANNUITY LIABILITIES: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

      SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

      The estimated fair values of the Company's financial instruments at September 30, 1996 and 1995, compared with their respective carrying values, are as follows:

                                                             Carrying             Fair
                                                                value            value
                                                       --------------   --------------
      1996:

      ASSETS:
            Cash and short-term investments            $  122,058,000   $  122,058,000
            Bonds, notes and redeemable
              preferred stocks                          1,987,271,000    1,987,271,000
            Mortgage loans                                 98,284,000      102,112,000
            Receivable from brokers for sales
              of securities                                52,348,000       52,348,000
            Variable annuity assets                     6,311,557,000    6,311,557,000

      LIABILITIES:
            Reserves for fixed annuity contracts        1,789,962,000    1,738,784,000
            Reserves for guaranteed investment
             contracts                                    415,544,000      416,695,000
            Variable annuity liabilities                6,311,557,000    6,117,508,000
            Subordinated notes payable to Parent           35,832,000       37,339,000
                                                       ==============   ==============

      1995:

      ASSETS:
            Cash and short-term investments            $  249,209,000   $  249,209,000
            Bonds, notes and redeemable
              preferred stocks                          1,647,114,000    1,654,217,000
            Mortgage loans                                 94,260,000       95,598,000
            Variable annuity assets                     5,230,246,000    5,230,246,000

      LIABILITIES:
            Reserves for fixed annuity contracts        1,497,052,000    1,473,757,000
            Reserves for guaranteed investment
              contracts                                   277,095,000      277,095,000
            Payable to brokers for purchases
              of securities                               155,861,000      155,861,000
            Variable annuity liabilities                5,230,246,000    5,077,257,000
            Subordinated notes payable to Parent           35,832,000       34,620,000
                                                       ==============   ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.    SUBORDINATED NOTES PAYABLE TO PARENT

      Subordinated notes payable to Parent averaged $35,832,000 at a weighted average interest rate of 8.71% (with rates ranging from 7% to 9%) at September 30, 1996 and require principal payments of $5,272,000 in 1997, $7,500,000 in 1998 and $23,060,000 in 1999.

6.    CONTINGENT LIABILITIES

      The Company has entered into two agreements in which it has guaranteed the liquidity of certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. These guarantees total up to $182,600,000. Management does not anticipate any material future losses with respect to these guarantees.

      The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1996, 1995 and 1994, 3,511 shares are outstanding.

      Changes in shareholder's equity are as follows:

                                                   Years ended September 30,
                                         ---------------------------------------------
                                                 1996            1995             1994
                                        -------------   -------------    -------------
     ADDITIONAL PAID-IN CAPITAL:
       Beginning balance                $ 252,876,000   $ 252,876,000    $ 252,876,000
       Capital contributions received      27,387,000             ---              ---
                                        -------------   -------------    -------------
       Ending balance                   $ 280,263,000   $ 252,876,000    $ 252,876,000
                                        =============   =============    =============

     RETAINED EARNINGS:
       Beginning balance                  191,346,000     152,088,000      127,936,000
       Net income                          45,056,000      39,258,000       24,152,000
       Dividend paid                      (29,400,000)            ---              ---
                                        -------------   -------------    -------------
       Ending balance                   $ 207,002,000   $ 191,346,000    $ 152,088,000
                                        =============   =============    =============


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

7.  SHAREHOLDER'S EQUITY (continued)

                                                  Years ended September 30,
                                         ---------------------------------------------
                                                 1996            1995             1994
                                        -------------   -------------    -------------
     NET UNREALIZED LOSSES ON
      DEBT AND EQUITY SECURITIES
      AVAILABLE FOR SALE:
       Beginning balance                $  (5,673,000)  $ (24,953,000)   $ (13,230,000)
       Change in net unrealized
         gains/losses on debt
         securities available
         for sale                          (2,904,000)     71,302,000      (69,407,000)
       Change in net unrealized
         gains/losses on equity
         securities available for sale      3,538,000      (1,240,000)        (753,000)
       Change in adjustment to
         deferred acquisition costs          (400,000)    (40,400,000)      45,000,000
       Tax effects of net changes             (82,000)    (10,382,000)      13,437,000
                                        -------------   -------------    -------------
       Ending balance                   $  (5,521,000)  $  (5,673,000)   $ (24,953,000)
                                        =============   =============    =============


      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's Statutory Surplus or the preceding year's statutory net gain from operations. A dividend in the amount of $29,400,000 was paid on March 18, 1996. No dividends were paid in fiscal years 1995 or 1994.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1996 was $21,898,000. The statutory net income for the year ended December 31, 1995 was $30,673,000 and for the year ended December 31, 1994 was $35,060,000. The Company's statutory capital and surplus was $282,275,000 at September 30, 1996, $294,767,000 at December 31, 1995 and
      $219,577,000 at December 31, 1994.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                           Net realized
                                             investment
                                          gains (losses)     Operations          Total
                                          -------------    ------------   ------------
    1996:

    Currently payable                     $   5,754,000    $ 21,849,000   $ 27,603,000
    Deferred                                (10,347,000)      6,996,000     (3,351,000)
                                          -------------    ------------   ------------

    Total income tax expense              $  (4,593,000)   $ 28,845,000   $ 24,252,000
                                          =============    ============   ============
    1995:

    Currently payable                     $   4,248,000    $ 22,980,000   $ 27,228,000
    Deferred                                 (6,113,000)      4,624,000     (1,489,000)
                                          -------------    ------------   ------------

    Total income tax expense              $  (1,865,000)   $ 27,604,000   $ 25,739,000
                                          =============    ============   ============
    1994:

    Currently payable                     $  (6,825,000)   $ 10,135,000   $  3,310,000
    Deferred                                 (1,320,000)     20,715,000     19,395,000
                                          -------------    ------------   ------------

    Total income tax expense              $  (8,145,000)   $ 30,850,000   $ 22,705,000
                                          =============    ============   ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.    INCOME TAXES (continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended September 30,
                                           ------------------------------------------
                                                   1996           1995           1994
                                           ------------    -----------   ------------
    Amount computed at
       statutory rate                      $ 24,258,000   $ 22,749,000  $  23,562,000
    Increases (decreases)
       resulting from:
         Amortization of differences
           between book and tax
           bases of net assets
           acquired                             464,000      3,049,000        465,000
         State income taxes, net of
           federal tax benefit                2,070,000        437,000       (662,000)
         Dividends-received deduction        (2,357,000)           ---            ---
         Tax credits                           (257,000)      (168,000)      (612,000)
         Other, net                              74,000       (328,000)       (48,000)
                                           ------------   ------------   ------------
    Total income tax expense               $ 24,252,000   $ 25,739,000   $ 22,705,000
                                           ============   ============   ============

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1996. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.    INCOME TAXES (continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                 September 30,
                                                         ----------------------------
                                                                  1996           1995
                                                         -------------  -------------
    DEFERRED TAX LIABILITIES:
    Investments                                          $  15,036,000  $  14,181,000
    Deferred acquisition costs                             136,747,000    118,544,000
    State income taxes                                       1,466,000      1,847,000
                                                         -------------  -------------
    Total deferred tax liabilities                         153,249,000    134,572,000
                                                         -------------  -------------

    DEFERRED TAX ASSETS:
    Contractholder reserves                                (77,522,000)   (55,910,000)
    Guaranty fund assessments                               (1,031,000)    (1,123,000)
    Other assets                                            (1,534,000)    (1,025,000)
    Net unrealized losses on certain
        debt and equity securities                          (2,973,000)    (3,055,000)
                                                         -------------  -------------
    Total deferred tax assets                              (83,060,000)   (61,113,000)
                                                         -------------  -------------

    Deferred income taxes                                $  70,189,000  $  73,459,000
                                                         =============  =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.    RELATED PARTY MATTERS

      The Company pays commissions to two affiliated companies, SunAmerica Securities, Inc. and Advantage Capital Corp. These broker-dealers represent a significant portion of the Company's business, amounting to approximately 15.6%, 14.1% and 14.5% of premiums in 1996, 1995 and 1994, respectively. Commissions paid to these broker- dealers totaled $16,906,000 in 1996, $9,435,000 in 1995 and $9,725,000 in 1994.

      The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, Inc., whose purpose is to provide services to the SunAmerica companies. Amounts paid for such services totaled $65,351,000 for the year ended September 30, 1996, $42,083,000 for the year ended September 30, 1995 and $36,934,000 for the year ended September 30, 1994. Such amounts are included in General and Administrative Expenses in the income statement.

      On December 31, 1995, the Parent made a $27,387,000 capital contribution to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

      During the year ended September 30, 1995, the Company sold to the Parent real estate for cash equal to its carrying value of $29,761,000.

      During the year ended September 30, 1996, the Company sold various invested assets to the Parent, SunAmerica Life Insurance Company and Ford Life Insurance Company ("Ford") for cash equal to their current market values of $274,000, $8,968,000 and $38,353,000, respectively. The Company recorded net losses of $3,000 on such transactions.

      During the year ended September 30, 1996, the Company also purchased certain invested assets from SunAmerica Life Insurance Company and Ford for cash equal to their current market values of $5,159,000 and $23,220,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.   BUSINESS SEGMENTS

      Summarized data for the Company's business segments follow:

                                                     Total
                                              depreciation
                                                       and
                                       Total  amortization       Pretax          Total
                                    revenues       expense       income         assets
                               -------------  ------------ ------------ --------------
    1996:
    Annuity operations         $ 250,645,000  $ 43,974,000 $ 53,827,000 $9,092,770,000
    Asset management              29,711,000    18,295,000    2,448,000     74,410,000
    Broker-dealer operations      31,851,000       449,000   13,033,000     37,355,000
                               -------------  ------------ ------------ --------------
    Total                      $ 312,207,000  $ 62,718,000 $ 69,308,000 $9,204,535,000
                               =============  ============ ============ ==============

    1995:
    Annuity operations         $ 205,698,000  $ 38,350,000 $ 55,462,000 $7,667,946,000
    Asset management              30,253,000    24,069,000      510,000     86,510,000
    Broker-dealer operations      24,366,000       411,000    9,025,000     29,241,000
                               -------------  ------------ ------------ --------------
    Total                      $ 260,317,000  $ 62,830,000 $ 64,997,000 $7,783,697,000
                               =============  ============ ============ ==============

    1994:
    Annuity operations         $ 171,553,000  $ 26,501,000 $ 52,284,000 $6,473,065,000
    Asset management              32,803,000    19,330,000    7,916,000    102,192,000
    Broker-dealer operations      20,914,000       408,000    7,120,000     26,869,000
                               -------------  ------------ ------------ --------------
    Total                      $ 225,270,000  $ 46,239,000 $ 67,320,000 $6,602,126,000
                               =============  ============ ============ ==============

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS


                               SEPTEMBER 30, 1996

                        REPORT OF INDEPENDENT ACCOUNTANTS


January 15, 1997

To the Board of Directors of Anchor National Life Insurance Company and the Participants of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of Anchor National Life Insurance Company (the "Separate Account") at September 30, 1996, and the results of their operations and the changes in their net assets for the period from inception (August 19, 1996) to September 30, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at September 30, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1996


                                                                                                               International
                                                  Capital                        Natural    Government and       Diversified
                                             Appreciation         Growth       Resources      Quality Bond          Equities
                                                Portfolio      Portfolio       Portfolio         Portfolio         Portfolio
                                             -------------------------------------------------------------------------------
Assets:
   Investments in Anchor Series Trust,
      at market value                            $209,948       $ 76,218       $ 13,382           $ 13,239          $      0
   Investments in SunAmerica Series Trust,
      at market value                                   0              0              0                  0            37,196
Liabilities                                             0              0              0                  0                 0

Net Assets                                       $209,948       $ 76,218       $ 13,382           $ 13,239          $ 37,196
                                             ===============================================================================
Accumulation units outstanding                     11,922          5,060          1,157              1,151             3,352
                                             -------------------------------------------------------------------------------
Unit value of accumulation units                 $  17.61       $  15.06       $  11.57           $  11.50          $  11.10
                                             ===============================================================================


                                                  Global      Aggressive
                                                Equities          Growth
                                               Portfolio       Portfolio
                                               -------------------------
Assets:
   Investments in Anchor Series Trust,
      at market value                           $      0       $      0
   Investments in SunAmerica Series Trust,
      at market value                             89,468         42,831
Liabilities                                            0              0

Net Assets                                      $ 89,468       $ 42,831
                                               ========================
Accumulation units outstanding                     6,223          4,313
                                               ------------------------
Unit value of accumulation units                $  14.38       $   9.93
                                               ========================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1996
                                   (Continued)


                                               Venture    Federated     Alliance      Growth-        Asset   SunAmerica
                                                 Value        Value       Growth       Income   Allocation     Balanced      Utility
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                             ---------------------------------------------------------------------------------------
Assets:
   Investments in Anchor Series Trust,
      at market value                         $      0     $      0     $      0     $      0     $      0     $      0     $      0
   Investments in SunAmerica Series Trust,
      at market value                          361,795       78,076       65,581       52,815       18,135       36,547       12,991
Liabilities                                          0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Net Assets                                    $361,795     $ 78,076     $ 65,581     $ 52,815     $ 18,135     $ 36,547     $ 12,991
                                             =======================================================================================
Accumulation units outstanding                  24,362        7,752        3,827        3,515        1,310        3,534        1,310
                                             =======================================================================================
Unit value of accumulation units              $  14.85     $  10.07     $  17.14     $  15.03     $  13.84     $  10.34     $   9.92
                                             =======================================================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1996
                                   (Continued)


                                                Worldwide    High-Yield        Global     Corporate          Cash
                                              High Income          Bond          Bond          Bond    Management
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio         TOTAL
                                              ---------------------------------------------------------------------------------
Assets:
   Investments in Anchor Series Trust,
      at market value                          $        0    $        0    $        0    $        0    $        0    $  312,787
   Investments in SunAmerica Series Trust,
      at market value                             127,107        18,173        25,436        39,528       133,249     1,138,928
Liabilities                                             0             0             0             0             0             0
                                              ---------------------------------------------------------------------------------
Net Assets                                     $  127,107    $   18,173    $   25,436    $   39,528    $  133,249    $1,451,715
                                              =================================================================================
Accumulation units outstanding                      9,345         1,440         2,148         3,525        12,143
                                              ===================================================================
Unit value of accumulation units               $    13.60    $    12.62    $    11.85    $    11.21    $    10.98
                                              ===================================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 1996


                                                                   Market Value    Market
Variable Accounts                                        Shares     Per Share       Value            Cost
-----------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
  Capital Appreciation Portfolio                          7,504       $27.98    $  209,948       $  205,557
  Growth Portfolio                                        3,502        21.76        76,218           75,615
  Natural Resources Portfolio                               842        15.89        13,382           13,397
  Government and Quality Bond Portfolio                     999        13.26        13,239           13,192
                                                                                ---------------------------
                                                                                   312,787          307,761
                                                                                ---------------------------
SUNAMERICA SERIES TRUST:
  International Diversified Equities Portfolio            3,366        11.05        37,196           36,675
  Global Equities Portfolio                               6,333        14.13        89,468           88,178
  Aggressive Growth Portfolio                             4,292         9.98        42,831           41,888
  Venture Value Portfolio                                24,117        15.00       361,795          353,090
  Federated Value Portfolio                               7,714        10.12        78,076           75,824
  Alliance Growth Portfolio                               3,987        16.45        65,581           64,760
  Growth-Income Portfolio                                 3,500        15.09        52,815           51,781
  Asset Allocation Portfolio                              1,354        13.39        18,135           18,007
  SunAmerica Balanced Portfolio                           3,517        10.39        36,547           35,918
  Utility Portfolio                                       1,304         9.97        12,991           13,193
  Worldwide High Income Portfolio                         9,969        12.75       127,107          123,653
  High-Yield Bond Portfolio                               1,700        10.69        18,173           17,935
  Global Bond Portfolio                                   2,312        11.00        25,436           25,053
  Corporate Bond Portfolio                                3,711        10.65        39,528           39,295
  Cash Management Portfolio                              12,484        10.67       133,249          133,060
                                                                                ---------------------------
                                                                                 1,138,928        1,118,310
                                                                                ---------------------------
                                                                                $1,451,715       $1,426,071
                                                                                ===========================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
      For the period from inception (August 19, 1996) to September 30, 1996


                                                                                                            Government
                                                                   Capital                     Natural             and
                                                              Appreciation        Growth     Resources    Quality Bond
                                                                 Portfolio     Portfolio     Portfolio       Portfolio
                                                              --------------------------------------------------------
Investment income:
   Dividends and capital gains distributions                       $ 5,210       $ 2,176       $     0         $     0
                                                              --------------------------------------------------------
      Total investment income                                        5,210         2,176             0               0
                                                              --------------------------------------------------------
Expenses:
   Mortality risk charge                                              (132)          (35)           (2)             (5)
   Expense risk charge                                                 (45)          (12)           (1)             (2)
   Distribution expense charge                                         (20)           (5)            0              (1)
                                                              --------------------------------------------------------
      Total expenses                                                  (197)          (52)           (3)             (8)
                                                              --------------------------------------------------------
Net investment income (loss)                                         5,013         2,124            (3)             (8)
                                                              --------------------------------------------------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                        128           118             3               8
      Cost of shares sold                                             (128)         (117)           (3)             (8)
                                                              --------------------------------------------------------
Net realized gains (losses) from securities transactions                 0             1             0               0
                                                              --------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                0             0             0               0
      End of period                                                  4,391           603           (15)             47
                                                              --------------------------------------------------------
Change in net unrealized appreciation/depreciation
   of investments                                                    4,391           603           (15)             47
                                                              --------------------------------------------------------
Increase (decrease) in net assets from operations                  $ 9,404       $ 2,728       $   (18)        $    39
                                                              ========================================================

                                                               International
                                                                 Diversified        Global     Aggressive
                                                                    Equities      Equities         Growth
                                                                   Portfolio     Portfolio      Portfolio
                                                               ------------------------------------------
Investment income:
   Dividends and capital gains distributions                         $     0       $     0        $     0
                                                               ------------------------------------------
      Total investment income                                              0             0              0
                                                               ------------------------------------------
Expenses:
   Mortality risk charge                                                  (6)          (62)           (14)
   Expense risk charge                                                    (2)          (21)            (5)
   Distribution expense charge                                            (1)           (9)            (2)
                                                               ------------------------------------------
      Total expenses                                                      (9)          (92)           (21)
                                                               ------------------------------------------
Net investment income (loss)                                              (9)          (92)           (21)
                                                               ------------------------------------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                            6            84             15
      Cost of shares sold                                                 (6)          (84)           (15)
                                                               ------------------------------------------
Net realized gains (losses) from securities transactions                   0             0              0
                                                               ------------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                  0             0              0
      End of period                                                      521         1,290            943
                                                               ------------------------------------------
Change in net unrealized appreciation/depreciation
   of investments                                                        521         1,290            943
                                                               ------------------------------------------
Increase (decrease) in net assets from operations                    $   512       $ 1,198        $   922
                                                               ==========================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
      For the period from inception (August 19, 1996) to September 30, 1996
                                   (Continued)


                                                                 Venture      Federated       Alliance        Growth-
                                                                   Value          Value         Growth         Income
                                                               Portfolio      Portfolio      Portfolio      Portfolio
                                                               -------------------------------------------------------
Investment income:
   Dividends and capital gains distributions                     $     0        $     0        $     0        $     0
                                                               -------------------------------------------------------
      Total investment income                                          0              0              0              0
                                                               -------------------------------------------------------
Expenses:
   Mortality risk charge                                            (201)           (36)           (18)           (20)
   Expense risk charge                                               (69)           (12)            (6)            (7)
   Distribution expense charge                                       (30)            (6)            (3)            (3)
                                                               -------------------------------------------------------
      Total expenses                                                (300)           (54)           (27)           (30)
                                                               -------------------------------------------------------
Net investment income (loss)                                        (300)           (54)           (27)           (30)
                                                               -------------------------------------------------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                      124             44             16          7,003
      Cost of shares sold                                           (123)           (43)           (16)        (7,027)
                                                               -------------------------------------------------------
Net realized gains (losses) from securities transactions               1              1              0            (24)
                                                               -------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                              0              0              0              0
      End of period                                                8,705          2,252            821          1,034
                                                               -------------------------------------------------------
Change in net unrealized appreciation/depreciation
   of investments                                                  8,705          2,252            821          1,034
                                                               -------------------------------------------------------
Increase (decrease) in net assets from operations                $ 8,406        $ 2,199        $   794        $   980
                                                               =======================================================

                                                                    Asset     SunAmerica
                                                               Allocation       Balanced        Utility
                                                                Portfolio      Portfolio      Portfolio
                                                               ----------------------------------------
Investment income:
   Dividends and capital gains distributions                      $     0        $     0        $     0
                                                               ----------------------------------------
      Total investment income                                           0              0              0
                                                               ----------------------------------------
Expenses:
   Mortality risk charge                                               (6)           (11)            (5)
   Expense risk charge                                                 (2)            (4)            (2)
   Distribution expense charge                                         (1)            (1)            (0)
                                                               ----------------------------------------
      Total expenses                                                   (9)           (16)            (7)
                                                               ----------------------------------------
Net investment income (loss)                                           (9)           (16)            (7)
                                                               ----------------------------------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                         8              9              8
      Cost of shares sold                                              (8)            (9)            (8)
                                                               ----------------------------------------
Net realized gains (losses) from securities transactions                0              0              0
                                                               ----------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                               0              0              0
      End of period                                                   128            629           (202)
                                                               ----------------------------------------
Change in net unrealized appreciation/depreciation
   of investments                                                     128            629           (202)
                                                               ----------------------------------------
Increase (decrease) in net assets from operations                 $   119        $   613        $  (209)
                                                               ========================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
      For the period from inception (August 19, 1996) to September 30, 1996
                                   (Continued)


                                                                Worldwide      High-Yield          Global       Corporate
                                                              High Income            Bond            Bond            Bond
                                                                Portfolio       Portfolio       Portfolio       Portfolio
                                                              ------------------------------------------------------------
Investment income:
   Dividends and capital gains distributions                     $      0        $      0        $      0        $      0
                                                              ------------------------------------------------------------
      Total investment income                                           0               0               0               0
                                                              ------------------------------------------------------------
Expenses:
   Mortality risk charge                                              (79)             (3)            (12)             (7)
   Expense risk charge                                                (27)             (1)             (4)             (2)
   Distribution expense charge                                        (11)             (1)             (2)             (1)
                                                              ------------------------------------------------------------
      Total expenses                                                 (117)             (5)            (18)            (10)
                                                              ------------------------------------------------------------
Net investment income (loss)                                         (117)             (5)            (18)            (10)
                                                              ------------------------------------------------------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                        82               5              16               6
      Cost of shares sold                                             (80)             (5)            (16)             (6)
                                                              ------------------------------------------------------------
Net realized gains (losses) from securities transactions                2               0               0               0
                                                              ------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                               0               0               0               0
      End of period                                                 3,454             238             383             233
                                                              ------------------------------------------------------------
Change in net unrealized appreciation/depreciation
   of investments                                                   3,454             238             383             233
                                                              ------------------------------------------------------------
Increase (decrease) in net assets from operations                $  3,339        $    233        $    365        $    223
                                                              ============================================================

                                                                    Cash
                                                              Management
                                                               Portfolio           TOTAL
                                                              --------------------------
Investment income:
   Dividends and capital gains distributions                    $      0        $  7,386
                                                              --------------------------
      Total investment income                                          0           7,386
                                                              --------------------------
Expenses:
   Mortality risk charge                                             (52)           (702)
   Expense risk charge                                               (18)           (242)
   Distribution expense charge                                        (7)           (108)
                                                              --------------------------
      Total expenses                                                 (77)         (1,052)
                                                              --------------------------
Net investment income (loss)                                         (77)          6,334
                                                              --------------------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                   90,608          98,291
      Cost of shares sold                                        (90,598)        (98,300)
                                                              --------------------------
Net realized gains (losses) from securities transactions              10              (9)
                                                              --------------------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                              0               0
      End of period                                                  189          25,644
                                                              --------------------------
Change in net unrealized appreciation/depreciation
   of investments                                                    189          25,644
                                                              --------------------------
Increase (decrease) in net assets from operations               $    122        $ 31,969
                                                              ==========================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               For the period from inception (August 19, 1996) to
                               September 30, 1996



                                                                    Capital                           Natural              and
                                                               Appreciation           Growth        Resources     Quality Bond
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                               ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   5,013        $   2,124        $      (3)       $      (8)
   Net realized gains (losses) from securities transactions               0                1                0                0
   Change in net unrealized appreciation/depreciation
      of investments                                                  4,391              603              (15)              47
                                                               ----------------------------------------------------------------
      Increase (decrease) in net assets from operations               9,404            2,728              (18)              39
                                                               ----------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                                     199,749           73,565           13,250           13,200
   Cost of units redeemed                                               (75)             (75)               0                0
   Net transfers                                                        870                0              150                0
                                                               ----------------------------------------------------------------
      Increase in net assets from capital transactions              200,544           73,490           13,400           13,200
                                                               ----------------------------------------------------------------
Increase in net assets                                              209,948           76,218           13,382           13,239
Net assets at beginning of period                                         0                0                0                0
                                                               ----------------------------------------------------------------
Net assets at end of period                                       $ 209,948        $  76,218        $  13,382        $  13,239
                                                               ================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                                                           11,876            5,065            1,144            1,151
Units redeemed                                                           (4)              (5)               0                0
Units transferred                                                        50                0               13                0
                                                               ----------------------------------------------------------------
Increase in units outstanding                                        11,922            5,060            1,157            1,151
Beginning units                                                           0                0                0                0
                                                               ----------------------------------------------------------------
Ending units                                                         11,922            5,060            1,157            1,151
                                                               ================================================================

                                                                Government    International
                                                               Diversified           Global       Aggressive
                                                                  Equities         Equities           Growth
                                                                 Portfolio        Portfolio        Portfolio
                                                               ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $      (9)       $     (92)       $     (21)
   Net realized gains (losses) from securities transactions              0                0                0
   Change in net unrealized appreciation/depreciation
      of investments                                                   521            1,290              943
                                                               ---------------------------------------------
      Increase (decrease) in net assets from operations                512            1,198              922
                                                               ---------------------------------------------
From capital transactions:
   Net proceeds from units sold                                     35,484           88,000           41,909
   Cost of units redeemed                                                0                0                0
   Net transfers                                                     1,200              270                0
                                                               ---------------------------------------------
      Increase in net assets from capital transactions              36,684           88,270           41,909
                                                               ---------------------------------------------
Increase in net assets                                              37,196           89,468           42,831
Net assets at beginning of period                                        0                0                0
                                                               ---------------------------------------------
Net assets at end of period                                      $  37,196        $  89,468        $  42,831
                                                               =============================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                                                           3,243            6,204            4,313
Units redeemed                                                           0                0                0
Units transferred                                                      109               19                0
                                                               ---------------------------------------------
Increase in units outstanding                                        3,352            6,223            4,313
Beginning units                                                          0                0                0
                                                               ---------------------------------------------
Ending units                                                         3,352            6,223            4,313
                                                               =============================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               For the period from inception (August 19, 1996) to
                               September 30, 1996
                                   (Continued)


                                                                                     Venture        Federated         Alliance
                                                                      Value            Value           Growth           Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    (300)       $     (54)       $     (27)       $     (30)
   Net realized gains (losses) from securities transactions               1                1                0              (24)
   Change in net unrealized appreciation/depreciation
      of investments                                                  8,705            2,252              821            1,034
                                                                  -------------------------------------------------------------
      Increase (decrease) in net assets from operations               8,406            2,199              794              980
                                                                  -------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                                     351,994           75,952           63,317           51,835
   Cost of units redeemed                                               (75)             (75)               0                0
   Net transfers                                                      1,470                0            1,470                0
                                                                  -------------------------------------------------------------
      Increase in net assets from capital transactions              353,389           75,877           64,787           51,835
                                                                  -------------------------------------------------------------
Increase in net assets                                              361,795           78,076           65,581           52,815
Net assets at beginning of period                                         0                0                0                0
                                                                  -------------------------------------------------------------
Net assets at end of period                                       $ 361,795        $  78,076        $  65,581        $  52,815
                                                                  =============================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                                                           24,267            7,759            3,740            3,515
Units redeemed                                                           (5)              (7)               0                0
Units transferred                                                       100                0               87                0
                                                                  -------------------------------------------------------------
Increase in units outstanding                                        24,362            7,752            3,827            3,515
Beginning units                                                           0                0                0                0
                                                                  -------------------------------------------------------------
Ending units                                                         24,362            7,752            3,827            3,515
                                                                  =============================================================

                                                                     Growth-            Asset       SunAmerica
                                                                  Allocation         Balanced          Utility
                                                                   Portfolio        Portfolio        Portfolio
                                                                  --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $      (9)       $     (16)       $      (7)
   Net realized gains (losses) from securities transactions                0                0                0
   Change in net unrealized appreciation/depreciation
      of investments                                                     128              629             (202)
                                                                  --------------------------------------------
      Increase (decrease) in net assets from operations                  119              613             (209)
                                                                  --------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       18,016           35,334           13,200
   Cost of units redeemed                                                  0                0                0
   Net transfers                                                           0              600                0
                                                                  --------------------------------------------
      Increase in net assets from capital transactions                18,016           35,934           13,200
                                                                  --------------------------------------------
Increase in net assets                                                18,135           36,547           12,991
Net assets at beginning of period                                          0                0                0
                                                                  --------------------------------------------
Net assets at end of period                                        $  18,135        $  36,547        $  12,991
                                                                  ============================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                                                             1,310            3,476            1,310
Units redeemed                                                             0                0                0
Units transferred                                                          0               58                0
                                                                  --------------------------------------------
Increase in units outstanding                                          1,310            3,534            1,310
Beginning units                                                            0                0                0
                                                                  --------------------------------------------
Ending units                                                           1,310            3,534            1,310
                                                                  ============================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               For the period from inception (August 19, 1996) to
                               September 30, 1996
                                   (Continued)


                                                                                       Worldwide         High-Yield
                                                                  High Income               Bond               Bond
                                                                    Portfolio          Portfolio          Portfolio
                                                                  --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $      (117)       $        (5)       $       (18)
   Net realized gains (losses) from securities transactions                 2                  0                  0
   Change in net unrealized appreciation/depreciation
      of investments                                                    3,454                238                383
                                                                  --------------------------------------------------
      Increase (decrease) in net assets from operations                 3,339                233                365
                                                                  --------------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       123,168             17,940             24,801
   Cost of units redeemed                                                   0                  0                  0
   Net transfers                                                          600                  0                270
                                                                  --------------------------------------------------
      Increase in net assets from capital transactions                123,768             17,940             25,071
                                                                  --------------------------------------------------
Increase in net assets                                                127,107             18,173             25,436
Net assets at beginning of period                                           0                  0                  0
                                                                  --------------------------------------------------
Net assets at end of period                                       $   127,107        $    18,173        $    25,436
                                                                  ==================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                                                              9,301              1,440              2,125
Units redeemed                                                              0                  0                  0
Units transferred                                                          44                  0                 23
                                                                  --------------------------------------------------
Increase in units outstanding                                           9,345              1,440              2,148
Beginning units                                                             0                  0                  0
                                                                  --------------------------------------------------
Ending units                                                            9,345              1,440              2,148
                                                                  ==================================================

                                                                       Global          Corporate               Cash
                                                                         Bond         Management
                                                                    Portfolio          Portfolio              TOTAL
                                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $       (10)       $       (77)       $     6,334
   Net realized gains (losses) from securities transactions                 0                 10                 (9)
   Change in net unrealized appreciation/depreciation
      of investments                                                      233                189             25,644
                                                                  -------------------------------------------------
      Increase (decrease) in net assets from operations                   223                122             31,969
                                                                  -------------------------------------------------
From capital transactions:
   Net proceeds from units sold                                        38,705            134,627          1,414,046
   Cost of units redeemed                                                   0                  0               (300)
   Net transfers                                                          600             (1,500)              6000
                                                                  -------------------------------------------------
      Increase in net assets from capital transactions                 39,305            133,127          1,419,746
                                                                  -------------------------------------------------
Increase in net assets                                                 39,528            133,249          1,451,715
Net assets at beginning of period                                           0                  0                  0
                                                                  -------------------------------------------------
Net assets at end of period                                       $    39,528        $   133,249        $ 1,451,715
                                                                  =================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                                                              3,471             12,280
Units redeemed                                                              0                  0
Units transferred                                                          54               (137)
                                                                  ------------------------------
Increase in units outstanding                                           3,525             12,143
Beginning units                                                             0                  0
                                                                  ------------------------------
Ending units                                                            3,525             12,143
                                                                  ==============================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


           Variable Annuity Account Four of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

           The Separate Account is composed of nineteen variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the fifteen currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to a guaranteed- interest fund of the Company (the "General Account"), which is not a part of the Separate Account. The financial statements include balances allocated by the participant to the nineteen Variable Accounts and do not include balances allocated to the General Account.

           The Variable Accounts became initially available for sale on August 19, 1996. The inception dates for the nineteen individual Portfolios were as follows: August 27, 1996 for the Capital Appreciation, Global Equities, Venture Value and Worldwide High Income Portfolios; August 29, 1996 for the Aggressive Growth Portfolio; September 4, 1996 for the Global Bond Portfolio; September 5, 1996 for the Cash Management Portfolio; September 6, 1996 for the Growth, Federated Value and Growth-Income Portfolios; September 12, 1996 for the Natural Resources, International Diversified Equities and Alliance Growth Portfolios; September 16, 1996 for the Government and Quality Bond, Asset Allocation, SunAmerica Balanced and Utility Portfolios; and September 23, 1996 for the High-Yield Bond and Corporate Bond Portfolios.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


         The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

         The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

         The GROWTH PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

         The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

         The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's Investors Service, Inc. or AA or better by Standard & Poor's Corporation.

         Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

         The investment objectives and policies of the fifteen portfolios of the SunAmerica Trust are summarized below:

         The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests in accordance with country weightings as determined by the subadvisor in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


         The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

         The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of small capitalization growth companies.

         The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks.

         The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

         The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

         The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

         The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with the preservation of capital over the long-term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less).

         The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This porfolio maintains at all times a balanced portfolio of stocks and bonds.

         The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



         The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

         The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

         The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

         The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

         The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

         SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

         Purchases and sales of shares of the Trusts are valued at the net asset value of the shares of the designated underlying portfolio of the Trusts on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS


         There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the participant or upon annuitization; however, it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the participant and to provide both a standard and an enhanced death benefit if the participant dies prior to the date annuity payments begin. The expense risk charge is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the current charges.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The distribution expense charge is for all expenses associated with the distribution of the contract.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST


         The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period from inception (August 19, 1996) to September 30, 1996 consist of the following:

                                          Cost of Shares         Proceeds from
Variable Accounts                               Acquired           Shares Sold
---------------------------               ------------------------------------

ANCHOR TRUST:
Capital Appreciation Portfolio               $   205,685              $    128
Growth Portfolio                                  75,733                   118
Natural Resources Portfolio                       13,400                     3
Government and Quality Bond
   Portfolio                                      13,200                     8

SUNAMERICA TRUST:

International Diversified
   Equities Portfolio                             36,681                     6
Global Equities Portfolio                         88,262                    84
Aggressive Growth Portfolio                       41,903                    15
Venture Value Portfolio                          353,213                   124
Federated Value Portfolio                         75,866                    44
Alliance Growth Portfolio                         64,776                    16
Growth-Income Portfolio                           58,807                 7,003
Asset Allocation Portfolio                        18,015                     8
SunAmerica Balanced Portfolio                     35,928                     9
Utility Portfolio                                 13,200                     8
Worldwide High Income
   Portfolio                                     123,733                    82
High-Yield Bond Portfolio                         17,940                     5
Global Bond Portfolio                             25,068                    16
Corporate Bond Portfolio                          39,302                     6
Cash Management Portfolio                        223,659                90,608
                                          ==============         =============

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       FEDERAL INCOME TAXES


         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                      PART C - OTHER INFORMATION
                      --------------------------


Item 24.  Financial Statements and Exhibits
-------------------------------------------

(a)    Financial Statements
       --------------------

       The following financial statements are included in Part A of the Registration Statement:

       None.


       The following financial statements are included in Part B of the Registration Statement:


       Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1996

       Financial Statements of Variable Annuity Account Four for the fiscal year ended September 30, 1996



(b)    Exhibits
       --------

       (1)  Resolutions Establishing Separate Account . . .  Previously Filed
       (2)  Custody Agreement . . . . . . . . . . . . . . .  Not Applicable
       (3)  (a) Form of Distribution Contract . . . . . . .  Previously Filed
            (b) Form of Selling Agreement . . . . . . . . .  Previously Filed
       (4)  Variable Annuity Contract . . . . . . . . . . .  Previously Filed
       (5)  Application for Contract. . . . . . . . . . . .  Previously Filed
       (6)  Depositor - Corporate Documents
            (a) Certificate of Incorporation. . . . . . . .  Previously Filed
            (b) By-Laws . . . . . . . . . . . . . . . . . .  Previously Filed
       (7)  Reinsurance Contract. . . . . . . . . . . . . .  Not Applicable
       (8)  Form of Fund Participation Agreement. . . . . .  Previously Filed
       (9)  Opinion of Counsel. . . . . . . . . . . . . . .  Previously Filed
            Consent of Counsel. . . . . . . . . . . . . . .  Previously Filed
       (10) Consent of Accountants. . . . . . . . . . . . .  Filed Herewith
       (11) Financial Statements Omitted from Item 23 . . .  None
       (12) Initial Capitalization Agreement. . . . . . . .  Not Applicable
       (13) Performance Computations. . . . . . . . . . . .  Not Applicable
       (14) Diagram and Listing of All Persons Directly
             or Indirectly Controlled By or Under Common
             Control with Anchor National Life Insurance
             Company, the Depositor of Registrant . . . . .  Previously Filed
       (15) Powers of Attorney  . . . . . . . . . . . . . .  Previously Filed
       (27) Financial Data Schedules  . . . . . . . . . . .  Filed Herewith


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

       The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


       Name                           Position
       ----                           ---------
       Eli Broad              Chairman, President and Chief Executive
                              Officer
       Peter McMillan         Director
       Jay S. Wintrob         Director and Executive Vice President
       Joseph M. Tumbler      Director and Executive Vice President
       James R. Belardi       Director and Senior Vice President
       Scott L. Robinson      Director and Senior Vice President
       Jana W. Greer          Director and Senior Vice President
       James W. Rowan         Director and Senior Vice President
       Lorin M. Fife          Director, Senior Vice President, General
                                Counsel and Assistant Secretary
       Susan L. Harris        Director, Senior Vice President and
                                Secretary
       N. Scott Gillis        Senior Vice President and Controller
       Edwin R. Reoliquio     Senior Vice President and Chief Actuary
       Victor E. Akin         Senior Vice President
       J. Franklin Grey       Vice President
       Keith B. Jones         Vice President
       Michael L. Lindquist   Vice President
       Edward P. Nolan(1)     Vice President
       Gregory M. Outcalt     Vice President
       Scott H. Richland      Vice President and Treasurer

__________________
(1)  88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant
----------------------------------------------------------------

       The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference.


Item 27.  Number of Contract Owners
-----------------------------------


       As of December 31, 1996, the number of Contracts funded by Variable Annuity Account Four of Anchor National Life Insurance Company was 356, of which 111 were Qualified Contracts and 245 were Nonqualified Contracts.


Item 28.  Indemnification
-------------------------

       None.


Item 29.  Principal Underwriter
-------------------------------

       SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

       Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

       Name                   Position with Distributor
       ----                   -------------------------
       J. Steven Neamtz       Director & President
       Robert M. Zakem        Director, Executive Vice President,
                              General Counsel & Assistant Secretary
       Peter Harbeck          Director
       Gary W. Krat           Director
       Joseph M. Tumbler      Director
       Enrique Lopez-Balboa   Vice President
       Steven Rothstein       Treasurer
       Susan L. Harris        Secretary
       Lorin M. Fife          Assistant Secretary

                   Net Distribution   Compensation on
Name of            Discounts and      Redemption or     Brokerage
Distributor        Commissions        Annuitization     Commissions Commissions*
-----------        ----------------   ----------------  ----------- ------------
SunAmerica Capital None               None              None        None
 Services, Inc.

__________________
*Distribution fee is paid by Anchor National Life Insurance Company.



Item 30.   Location of Accounts and Records
-------------------------------------------

       Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

       State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

       Not Applicable.

Item 32.  Undertakings
----------------------

       Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


       Further, Registrant undertakes to deduct mortality and expense risk charges, distribution expense charges, withdrawal charges (contingent deferred sales charges), contract maintenance fees and transfer fees that are in the aggregate (1) reasonable in relation to the risks assumed by the Company and (2) reasonable in amount as compared with other variable annuity products. Those determinations are based on the Company's analysis of publicly available information about similar industry practices, and by taking into consideration factors such as current contract levels and benefits provided, the existence of expense charges guarantees and guaranteed annuity rates.



Item 33.  Representation
------------------------

       The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       1. Include appropriate disclosure regarding the redemption restrictions imposed by Section
               403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       2. Include appropriate disclosure regarding the redemption restrictions imposed by Section
               403(b)(11) in any sales literature used in connection with the offer of the contract;

       3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
               Section 403(b)(11) to the attention of the potential participants;

       4.      Obtain from each plan participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
               (1) the restrictions on redemption imposed by
               Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 23rd day of January, 1997.

                      VARIABLE ANNUITY ACCOUNT FOUR
                              (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                              (Depositor)



                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                              Jay S. Wintrob
                              Executive Vice President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            (Depositor, on behalf of itself and Registrant)



                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                              Jay S. Wintrob
                              Executive Vice President


       As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE             TITLE                          DATE

ELI BROAD*            President, Chief
--------------------  Executive Officer and
Eli Broad             Chairman  of the Board
                      (Principal Executive
                          Officer)


SCOTT L. ROBINSON*    Senior Vice President
--------------------      and Director
Scott L. Robinson     (Principal Financial
                          Officer)


N. SCOTT GILLIS*      Senior Vice President
--------------------      and Controller
N. Scott Gillis       (Principal Accounting
                          Officer)


JAMES R. BELARDI*         Director
--------------------
James R. Belardi


LORIN M. FIFE*            Director
--------------------
Lorin M. Fife


JANA W. GREER*            Director
--------------------
Jana W. Greer


/s/ SUSAN L. HARRIS       Director           January 23, 1997
--------------------
Susan L. Harris


PETER MCMILLAN*           Director
--------------------
Peter McMillan


JAY S. WINTROB*           Director
--------------------
Jay S. Wintrob


JAMES W. ROWAN*           Director
---------------------
James W. Rowan


JOSEPH M. TUMBLER*        Director
---------------------
Joseph M. Tumbler





* By: /s/ SUSAN L. HARRIS      Attorney-in-Fact
     ----------------------
        Susan L. Harris


Date:  January 23, 1997

                      EXHIBIT INDEX
                      -------------



Exhibit        Description
-------        -----------
(10)           Consent of Independent Accountants

(27)           Financial Data Schedules